UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5867

Oppenheimer Multi-State Municipal Trust

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—105.7%
New Jersey—80.8%
$3,335,000	Bayonne, NJ Parking Authority (City Parking)	5.000%	06/15/2027	$3,339,069
6,065,000	Bayonne, NJ Redevel. Agency[1]	7.625	04/01/2038	7,167,799
10,000	Bergen County, NJ HDC	6.750	10/01/2018	10,037
40,000	Berkeley, NJ HFC (Bayville Hsg.)	5.750	08/01/2014	40,162
140,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2035	144,904
190,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.750	02/15/2034	199,359
60,000	Casino Reinvestment Devel. Authority of NJ1	5.250	06/01/2017	64,206
4,405,000	Casino Reinvestment Devel. Authority of NJ1	5.250	06/01/2021	4,664,278
50,000	Delaware River, PA/NJ Joint Toll Bridge Commission[1]	5.000	07/01/2028	50,401
10,000	Essex County, NJ Improvement Authority (Jewish Federation Terrace)[1]	5.050	06/01/2019	10,022
10,000	Essex County, NJ Improvement Authority (Newark)	5.000	04/01/2014	10,033
3,225,000	Essex County, NJ Improvement Authority (Newark)[1]	5.000	03/01/2026	3,807,790
150,000	Essex County, NJ Improvement Authority (Newark)	5.125	04/01/2029	150,153
250,000	Essex County, NJ Improvement Authority (Newark)[1]	6.250	11/01/2030	290,810
20,000	Essex County, NJ Improvement Authority (Sportsplex)	5.625	10/01/2023	20,050
105,000	Essex County, NJ Improvement Authority (Sportsplex)	5.625	10/01/2027	105,213
50,000	Hoboken, NJ Parking Utility	5.250	01/01/2018	50,117
1,000,000	Hudson County, NJ Improvement Authority[1]	6.000	01/01/2040	1,189,050
1,500,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000	06/01/2035	1,690,425
1,250,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000	06/01/2038	1,407,738
2,655,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.500	06/01/2041	3,081,844
355,000	Irvington Township, NJ GO1	5.000	07/15/2033	355,763
35,000	Irvington Township, NJ GO1	5.000	07/15/2033	35,075
110,000	Lodie, NJ Board of Education COP[1]	5.700	09/15/2021	110,282
200,000	Middlesex County, NJ COP[1]	5.000	02/15/2019	200,694
330,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2015	230,997
500,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2020	304,150
2,535,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2032	1,547,237
1,100,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.125	01/01/2037	671,880
20,000	Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)[1]	5.500	09/01/2030	20,071
160,000	Middlesex County, NJ Pollution Control Authority (Amerada Hess Corp.)[1]	5.750	09/15/2032	160,331
35,000	Mount Holly, NJ Municipal Utilities Authority[1]	5.000	12/01/2016	35,138
35,000	Neptune City, NJ Hsg. Authority[1]	6.000	04/01/2019	35,077

1	Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
New Jersey Continued
$445,000	New Brunswick, NJ Parking Authority[1]	5.000%		09/01/2027	$522,194
605,000	New Brunswick, NJ Parking Authority[1]	5.000		09/01/2029	703,669
300,000	New Brunswick, NJ Parking Authority[1]	5.000		09/01/2031	345,231
150,000	Newark, NJ GO1	5.375		12/15/2014	150,926
50,000	Newark, NJ Hsg. Authority (Lock Street Urban Renewal Partnership)[1]	6.400		01/20/2034	50,109
315,000	Newark, NJ Hsg. Authority (Port Newark Marine Terminal Rental)[1]	5.000		01/01/2032	367,044
2,875,000	Newark, NJ Hsg. Authority (South Ward Police Facility)[1]	6.750		12/01/2038	3,581,014
2,095,000	NJ EDA[1]	5.000		06/15/2028	2,377,993
750,000	NJ EDA[1]	5.000		06/15/2029	844,380
50,000	NJ EDA (Bristol Glen)[1]	5.750		07/01/2029	50,034
755,000	NJ EDA (Cadbury at Cherry Hill)	5.500		07/01/2018	755,649
25,000	NJ EDA (Cadbury at Cherry Hill)	5.500		07/01/2028	25,002
300,000	NJ EDA (Chilton Memorial Hospital)[1]	5.500		07/01/2029	332,580
25,000	NJ EDA (Consumers New Jersey Water Company)	5.100		09/01/2032	25,083
5,000,000	NJ EDA (Continental Airlines)[1]	5.125		09/15/2023	5,269,250
11,430,000	NJ EDA (Continental Airlines)[1]	7.000		11/15/2030	11,473,205
3,100,000	NJ EDA (Cranes Mill)[1]	5.100		06/01/2027	3,154,064
175,000	NJ EDA (Dept. of Human Services)[1]	6.250		07/01/2024	175,481
135,000	NJ EDA (Devereux Foundation)[1]	5.450		05/01/2027	135,207
1,525,000	NJ EDA (Drew University)[1]	5.250		07/01/2021	1,799,180
2,339,945	NJ EDA (Empowerment Zone-Cumberland)[2]	7.750		03/01/2021	22,721
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000		05/01/2044	2,214,740
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000		05/01/2044	2,214,740
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000		05/01/2044	2,214,740
6,000,000	NJ EDA (GMT Realty)	6.875		01/01/2037	6,110,820
17,720,000	NJ EDA (Hamilton Care)	6.650		11/01/2037	18,497,721
3,050,000	NJ EDA (Harrogate)[1]	5.875		12/01/2026	3,052,379
10,000	NJ EDA (Hillcrest Health Service)	7.250	[3]	01/01/2018	8,346
4,135,000	NJ EDA (Kapkowski Road Landfill)[1]	6.500		04/01/2031	4,926,687
1,765,000	NJ EDA (Keswick Pines)	5.700		01/01/2018	1,766,341
6,655,000	NJ EDA (Keswick Pines)	5.750		01/01/2024	6,656,664
30,000	NJ EDA (Kullman Associates)[4]	6.125		06/01/2018	21,883
110,000	NJ EDA (Kullman Associates)[4]	6.750		07/01/2019	79,959
160,000	NJ EDA (Leisure Park)	5.875		12/01/2027	160,067
90,000	NJ EDA (Liberty State Park Lease Rental)[1]	5.750		03/15/2022	90,370
40,000	NJ EDA (Liberty State Park)[1]	5.700		03/15/2016	40,176
810,000	NJ EDA (Lions Gate)	5.750		01/01/2025	821,559
1,345,000	NJ EDA (Lions Gate)	5.875		01/01/2037	1,356,338
30,000	NJ EDA (Manchester Manor)[1]	6.700		08/01/2022	30,101
1,000,000	NJ EDA (Marcus L. Ward Home)[1]	5.750		11/01/2024	1,024,740
1,200,000	NJ EDA (Marcus L. Ward Home)[1]	5.800		11/01/2031	1,226,436
2,565,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	5.500		06/01/2031	2,569,386

2	Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
New Jersey Continued
$1,000,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000%		06/01/2025	$1,002,060
90,000	NJ EDA (Metromall Urban Renewal)[1]	6.500		04/01/2031	90,111
4,400,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000		07/01/2029	4,601,432
330,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250		07/01/2031	346,005
2,500,000	NJ EDA (MSU Student Hsg.)[1]	5.750		06/01/2031	2,862,875
5,320,000	NJ EDA (New Jersey American Water Company)[1]	5.600		11/01/2034	6,052,777
4,350,000	NJ EDA (New Jersey American Water Company)[1]	5.700		10/01/2039	4,863,213
125,000	NJ EDA (New Jersey Natural Gas Company)[1]	5.000		12/01/2038	127,656
20,000	NJ EDA (New Jersey Transit Corp.)	5.700		12/15/2013	20,079
30,000	NJ EDA (New Jersey Transit Corp.)	5.750		12/15/2017	30,093
145,000	NJ EDA (New Jersey Transit Corp.)	5.750		12/15/2017	145,451
800,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125		06/15/2027	850,448
1,400,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125		06/15/2037	1,464,162
650,000	NJ EDA (Paterson Charter School Science & Technology)[1]	6.000		07/01/2032	722,033
1,900,000	NJ EDA (Paterson Charter School Science & Technology)[1]	6.100		07/01/2044	2,096,156
1,500,000	NJ EDA (Paterson Charter School)[1]	5.000		07/01/2032	1,548,915
2,500,000	NJ EDA (Paterson Charter School)[1]	5.300		07/01/2044	2,591,675
5,000,000	NJ EDA (School Facilities Construction)[1]	5.125		03/01/2028	5,441,900
2,500,000	NJ EDA (School Facilities Construction)[1]	5.250		09/01/2023	3,038,300
8,000,000	NJ EDA (School Facilities Construction)[1]	5.750		09/01/2023	9,989,040
1,000,000	NJ EDA (School Facilities)[1]	5.250		09/01/2026	1,188,430
4,000,000	NJ EDA (Seeing Eye)[1]	5.000		06/01/2032	4,626,840
50,000	NJ EDA (St. Barnabas Medical Center)	6.750	[3]	07/01/2018	43,670
65,000	NJ EDA (St. Barnabas Medical Center)	6.833	[3]	07/01/2021	49,371
25,000	NJ EDA (St. Barnabas Medical Center)	7.153	[3]	07/01/2020	19,918
1,500,000	NJ EDA (UMM Energy Partners)[1]	5.000		06/15/2037	1,607,145
1,250,000	NJ EDA (UMM Energy Partners)[1]	5.125		06/15/2043	1,336,838
105,000	NJ EDA (United Water New Jersey)[1]	5.000		11/01/2028	105,112
195,000	NJ EDA (United Water New Jersey)[1]	5.500		07/01/2039	204,204
225,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.000		09/01/2017	230,747
90,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.000		09/01/2022	92,093
50,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.125		12/01/2022	50,166
50,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.375		12/01/2013	50,180
70,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.500		12/01/2017	70,255
50,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.500		12/01/2018	50,191

3	Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
New Jersey Continued
$50,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.500%	12/01/2021	$50,182
480,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.500	12/01/2023	481,747
615,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.500	12/01/2027	617,177
20,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.750	06/01/2016	20,064
45,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	6.000	06/01/2021	45,117
3,500,000	NJ EDA Retirement Community (Seabrook Village)	5.250	11/15/2026	3,657,185
3,585,000	NJ EDA Retirement Community (Seabrook Village)	5.250	11/15/2036	3,695,131
200,000	NJ Educational Facilities Authority (Dorm Safety)[1]	5.000	03/01/2015	200,796
100,000	NJ Educational Facilities Authority (Dorm Safety)[1]	5.000	03/01/2016	100,386
745,000	NJ Educational Facilities Authority (Fairleigh Dickinson University), Series D1	5.250	07/01/2032	746,840
16,410,000	NJ Educational Facilities Authority (Fairleigh Dickinson University), Series D1	6.000	07/01/2025	16,485,322
1,735,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2033	1,832,646
300,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.250	07/01/2027	322,176
40,000	NJ Educational Facilities Authority (Kean University)[1]	5.000	07/01/2018	40,156
30,000	NJ Educational Facilities Authority (Kean University)[1]	5.000	07/01/2021	30,115
1,000,000	NJ Educational Facilities Authority (Princeton Theological Seminary)[1]	5.000	07/01/2026	1,007,950
100,000	NJ Educational Facilities Authority (Public Library)	5.000	09/01/2014	100,370
855,000	NJ Educational Facilities Authority (Ramapo College)[1]	5.000	07/01/2037	972,417
1,000,000	NJ Educational Facilities Authority (Rider University)[1]	5.000	07/01/2037	1,094,940
5,000	NJ Educational Facilities Authority (Stevens Institute of Technology)[1]	5.000	07/01/2018	5,515
15,000	NJ Educational Facilities Authority (Stevens Institute of Technology)[1]	5.000	07/01/2028	15,021
4,055,000	NJ Health Care Facilities Financing Authority (AHS Hospital Corp.)[1]	5.500	07/01/2031	4,811,947
1,500,000	NJ Health Care Facilities Financing Authority (Barnabas Health)[1]	5.000	07/01/2025	1,739,535
2,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)[1]	5.625	07/01/2032	2,274,480
17,085,000	NJ Health Care Facilities Financing Authority (Catholic Health East)[1]	5.000	11/15/2033	18,658,187
7,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300	07/01/2023	7,000,770

4	Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
New Jersey Continued
$1,750,000	NJ Health Care Facilities Financing Authority (Hackensack University Medical Center)[1]	5.000%		01/01/2034	$1,866,760
6,250,000	NJ Health Care Facilities Financing Authority (Hackensack University Medical Center)[1]	5.250		01/01/2036	6,845,375
750,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)	5.300		11/01/2026	747,570
1,000,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)	5.375		11/01/2036	952,300
1,010,000	NJ Health Care Facilities Financing Authority (Holy Name Hospital)[1]	5.000		07/01/2036	1,039,583
295,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.250		10/01/2038	322,636
1,500,000	NJ Health Care Facilities Financing Authority (Kennedy Health System)[1]	5.000		07/01/2031	1,687,005
1,220,000	NJ Health Care Facilities Financing Authority (Meridian Health System)[5]	5.000		07/01/2032	1,397,315
50,000	NJ Health Care Facilities Financing Authority (Palisades Medical Center)[1]	5.200		07/01/2019	50,038
400,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250		07/01/2014	400,688
9,830,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250		07/01/2027	9,834,325
2,030,000	NJ Health Care Facilities Financing Authority (RWJ University Hospital)	5.000		07/01/2035	2,073,158
10,000	NJ Health Care Facilities Financing Authority (Somerset Medical Center)[1]	5.500		07/01/2023	10,039
70,000	NJ Health Care Facilities Financing Authority (Somerset Medical Center)[1]	5.500		07/01/2033	70,219
15,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp.)	6.621	[3]	07/01/2017	13,543
37,955,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)	6.250	[3]	07/01/2030	16,598,860
17,000,000	NJ Health Care Facilities Financing Authority (St. Joseph’s Hospital & Medical Center)[1]	6.625		07/01/2038	19,634,660
2,500,000	NJ Health Care Facilities Financing Authority (St. Peter’s University Hospital)[1]	6.250		07/01/2035	2,940,950
2,025,000	NJ Health Care Facilities Financing Authority (St. Peter’s University Hospital)[1]	6.000		07/01/2026	2,363,904
2,170,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital)[1]	5.250		07/01/2030	2,300,026
6,400,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250		07/01/2023	6,994,304
5,380,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250		07/01/2030	5,702,370
125,000	NJ Health Care Facilities Financing Authority (Virtua Health Obligated Group)[1]	5.750		07/01/2033	142,674
125,000	NJ Health Care Facilities Financing Authority (Virtua West Jersey Health System/Virtua Health Obligated Group)[1]	5.375		07/01/2029	127,060

5	Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
New Jersey Continued
$110,000	NJ Higher Education Assistance Authority[1]	5.500%		12/01/2025	$126,704
100,000	NJ Higher Education Assistance Authority[1]	5.750		12/01/2029	113,034
30,000,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.125		06/01/2030	33,292,200
570,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.000		11/01/2036	587,659
9,100,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[6]	4.550		10/01/2022	9,610,041
4,440,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[6]	4.625		10/01/2027	4,571,291
3,640,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[6]	5.000		10/01/2037	3,778,429
1,415,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[6]	5.375		04/01/2030	1,512,000
400,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.150		10/01/2023	445,116
150,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.375		10/01/2028	162,869
85,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.500		10/01/2038	88,404
100,000	NJ South Jersey Port Corp.[1]	5.250		01/01/2030	102,571
145,000	NJ Sports & Expositions Authority	5.000		09/01/2015	145,539
35,000	NJ Sports & Expositions Authority[1]	5.000		09/01/2016	35,124
25,000	NJ Sports & Expositions Authority[1]	5.000		09/01/2017	25,087
20,000	NJ Sports & Expositions Authority[1]	5.000		09/01/2019	20,066
50,000	NJ Sports & Expositions Authority	5.125		09/01/2013	50,198
200,000	NJ Sports & Expositions Authority[1]	5.125		09/01/2014	200,766
12,100,000	NJ Tobacco Settlement Financing Corp.[1]	4.625		06/01/2026	11,782,012
35,995,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2041	32,161,892
200,950,000	NJ Tobacco Settlement Financing Corp.	5.812	[3]	06/01/2041	10,162,042
20,000	NJ Transit Corp. (Federal Transportation Administration Grants)[1]	5.250		09/15/2014	20,081
200,000	NJ Transit Corp. (Federal Transportation Administration Grants)	5.250		09/15/2015	200,734
5,000,000	NJ Transportation Trust Fund Authority[1]	5.250		06/15/2036	5,722,300
5,000,000	NJ Transportation Trust Fund Authority[1]	5.500		06/15/2041	5,869,600
13,450,000	NJ Transportation Trust Fund Authority[1]	6.000		06/15/2035	16,453,923
8,590,000	NJ Turnpike Authority[1]	5.000		01/01/2031	9,818,542
14,000,000	NJ Turnpike Authority[1]	5.000		01/01/2043	15,616,860
60,000	NJ University of Medicine & Denistry[1]	5.000		12/01/2031	60,164
4,035,000	North Hudson, NJ Sewerage Authority[1]	5.000		06/01/2030	4,632,785
85,000	Orange Township, NJ GO1	5.000		06/01/2027	85,156
100,000	Passaic Valley, NJ Sewage Commissioners[1]	5.000		12/01/2022	102,311
10,000	Passaic Valley, NJ Sewage Commissioners[1]	5.500		12/01/2014	10,039
2,554,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	2,563,884
8,105,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	8,136,366
2,245,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.000		12/01/2036	2,642,185
3,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.000		12/01/2042	3,521,340

6	Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
New Jersey Continued
$5,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500%		12/01/2028	$5,522,850
3,305,000	Port Authority NY/NJ (KIAC)	6.750		10/01/2019	3,304,868
10,500,000	Port Authority NY/NJ, 143rd Series[6]	5.000		10/01/2030	11,414,550
14,315,000	Port Authority NY/NJ, 169th Series[1]	5.000		10/15/2041	16,106,093
10,000	Trenton, NJ GO1	5.000		04/01/2017	10,001
2,445,000	Union County, NJ Improvement Authority (Correctional Facility)[1]	5.000		06/15/2023	2,459,719
45,000	Union County, NJ Improvement Authority (Linden Airport)[1]	5.000		03/01/2028	45,139
					549,467,973
U.S. Possessions—24.9%
2,645,000	Guam GO1	5.125		11/15/2027	2,725,302
400,000	Guam GO1	6.750		11/15/2029	451,952
600,000	Guam GO1	7.000		11/15/2039	682,716
2,570,000	Guam Government Business Privilege[1]	5.000		01/01/2037	2,852,957
1,300,000	Guam Government Business Privilege[1]	5.250		01/01/2036	1,469,312
10,000	Guam Hsg. Corp. (Single Family Mtg.)	5.750		09/01/2031	10,792
125,000	Guam Power Authority, Series A1	5.000		10/01/2023	153,196
125,000	Guam Power Authority, Series A1	5.000		10/01/2024	151,166
250,000	Guam Power Authority, Series A1	5.000		10/01/2030	288,208
250,000	Guam Power Authority, Series A1	5.000		10/01/2034	277,533
600,000	Guam Power Authority, Series A1	5.500		10/01/2030	677,382
285,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2017	275,800
4,285,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2030	3,569,234
100,000	Northern Mariana Islands Commonwealth, Series A1	6.750		10/01/2033	100,068
1,075,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	977,551
2,585,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	1,986,211
10,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.125		07/01/2047	10,089,600
6,350,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.750		07/01/2037	6,428,359
6,025,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	6,151,646
1,355,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2047	1,390,894
2,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	2,694,950
9,090,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	9,192,081
5,050,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	5,106,712
26,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.031	[3]	05/15/2055	893,620
950,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	950,884
5,150,000	Puerto Rico Commonwealth GO1	5.250		07/01/2037	5,111,272
3,300,000	Puerto Rico Commonwealth GO1	5.375		07/01/2030	3,341,085
4,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2039	4,052,840
8,350,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	8,604,174
3,205,000	Puerto Rico Commonwealth GO1	5.750		07/01/2041	3,287,625
5,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2029	5,186,700
1,425,000	Puerto Rico Commonwealth GO1	6.000		07/01/2039	1,474,889

7	Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$1,300,000	Puerto Rico Commonwealth GO1	6.500%		07/01/2037	$1,399,814
3,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	3,047,220
5,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2030	5,060,650
4,500,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250		07/01/2026	4,624,065
750,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	754,508
3,000,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2038	2,948,370
575,000	Puerto Rico Infrastructure[1]	5.000		07/01/2027	563,247
4,750,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	4,522,570
2,610,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	2,486,756
5,000,000	Puerto Rico Infrastructure	7.000	[3]	07/01/2032	1,545,300
2,000,000	Puerto Rico Infrastructure	7.000	[3]	07/01/2033	573,400
975,000	Puerto Rico Infrastructure	7.000	[3]	07/01/2035	240,367
3,000,000	Puerto Rico Infrastructure	7.050	[3]	07/01/2042	453,900
400,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	413,268
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	101,942
930,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	924,922
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125		04/01/2032	101,030
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	101,803
1,710,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	1,709,983
1,000,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2032	936,480
305,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	302,542
5,000,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2042	4,908,100
1,000,000	Puerto Rico Public Buildings Authority[1]	5.625		07/01/2039	1,011,330
500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	548,000
200,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	209,920
1,530,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	1,512,696
11,500,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.250		08/01/2057	11,961,380
3,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	3,974,390
5,235,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000		08/01/2026	5,462,670
14,000,000	Puerto Rico Sales Tax Financing Corp., Series C6	5.750		08/01/2057	15,191,120
25,000	V.I. HFA, Series A	6.500		03/01/2025	25,041
500,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250		10/01/2029	550,720
1,100,000	V.I. Tobacco Settlement Financing Corp.	6.500	[3]	05/15/2035	146,465
2,050,000	V.I. Tobacco Settlement Financing Corp.	6.875	[3]	05/15/2035	256,250
3,100,000	V.I. Tobacco Settlement Financing Corp.	7.625	[3]	05/15/2035	312,232
					169,489,162
Total Municipal Bonds and Notes (Cost $716,955,598)					718,957,135

8	Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Shares	Value
Common Stocks—0.0%
444 Converted Organics, Inc.[7,8] (Cost $ 1,205,000)	1
Total Investments, at Value (Cost $718,160,598)-105.7%	$718,957,136
Liabilities in Excess of Other Assets-(5.7)	(38,862,416)

Net Assets-100.0%	$680,094,720

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	Zero coupon bond reflects effective yield on the date of purchase.
4.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.
5.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2013. See accompanying Notes.
6.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
7.	Received as a result of a corporate action.
8.	Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:

AHS	Adventist Health System
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
MSU	Montclair State University
NY/NJ	New York/New Jersey
PA/NJ	Pennsylvania/New Jersey
ROLs	Residual Option Longs
RWJ	Robert Wood Johnson
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

9	Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Notes to Statement of Investments

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

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STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for

11	Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Sub-Adviser monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2013, the Fund’s maximum exposure under such agreements is estimated at $19,555,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is

12	Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2013, municipal bond holdings with a value of $58,038,811 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $32,175,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$2,220,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	8.384%	10/1/27	$2,351,291
710,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	9.869	4/1/30	807,000
1,820,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	9.143	10/1/37	1,958,429
2,295,000	NJ Hsg. & Mtg. Finance Agency ROLs[3]	18.061	10/1/22	2,805,041
2,625,000	Port Authority NY/NJ, 3205th Series	17.378	10/1/30	3,539,550
5,750,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	9.806	8/1/57	6,211,380
7,000,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	10.790	8/1/57	8,191,120

				$25,863,811

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $32,175,000 as of April 30, 2013.

13	Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$1,388,519

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2013 is as follows:

Cost	$2,113,609
Market Value	$22,721
Market Value as a % of Net Assets	Less than 0.005%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

14	Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

15	Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale

16	Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$549,467,973	$—	$549,467,973
U.S. Possessions	—	169,489,162	—	169,489,162
Common Stocks	1	—	—	1

Total Assets	$1	$718,957,135	$—	$718,957,136

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and

17	Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

other investments for federal income tax purposes as of April 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$686,245,239	[1]

Gross unrealized appreciation	$40,661,343
Gross unrealized depreciation	(40,462,410)

Net unrealized appreciation	$198,933

1.	The Federal tax cost of securities does not include cost of $32,512,964, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

18	Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—112.4%
Pennsylvania—83.7%
$ 24,750,000	Allegheny County, PA GO1	0.750%[2]	11/01/2026	$23,169,465
4,295,000	Allegheny County, PA GO1	5.000	12/01/2029	4,900,208
3,170,000	Allegheny County, PA GO1	5.000	12/01/2033	3,522,916
80,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125	05/01/2025	80,062
25,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125	05/01/2029	25,015
3,150,000	Allegheny County, PA HDA (Ohio Valley General Hospital)[1]	5.125	04/01/2035	3,017,858
35,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.375	08/15/2029	40,957
160,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.500	08/15/2034	187,422
1,310,000	Allegheny County, PA HEBA (Carlow University)[1]	6.000	11/01/2021	1,464,239
1,125,000	Allegheny County, PA HEBA (Carlow University)[1]	6.750	11/01/2031	1,271,239
1,000,000	Allegheny County, PA HEBA (Chatham University)[1]	5.000	09/01/2035	1,086,560
2,250,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.500	10/15/2030	2,499,435
3,650,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.750	10/15/2040	4,090,811
2,500,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.900	10/15/2028	2,752,675
15,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	05/01/2028	17,725
2,000,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	10/15/2038	2,198,480
10,000	Allegheny County, PA IDA (ARC Allegheny Foundation)	5.000	12/01/2028	9,872
1,200,000	Allegheny County, PA IDA (Propel Charter School-East)[1]	6.375	08/15/2035	1,313,856
1,000,000	Allegheny County, PA IDA (Propel Charter School-Montour)[1]	6.750	08/15/2035	1,118,810
1,000,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.000	09/01/2021	1,036,470
1,225,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.100	09/01/2026	1,245,935
1,115,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.125	09/01/2031	1,127,343
445,000	Allegheny County, PA IDA (School Facility Devel.)[1]	5.900	08/15/2026	477,610
1,055,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)	5.100	07/01/2014	1,082,609
23,750,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)	5.600	07/01/2023	24,518,075
210,000	Allegheny County, PA Redevel. Authority (Robinson Mall)	6.875	11/01/2017	210,063
60,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	7.000	11/01/2017	60,024
1,700,000	Allegheny County, PA Residential Finance Authority (Broadview Manor Apartments)	5.950	01/20/2043	1,822,587

1 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Pennsylvania Continued
$ 75,000	Allegheny County, PA Residential Finance Authority (Cambridge Square Apartments)[1]	4.250%	01/15/2017	$78,101
1,325,000	Allegheny County, PA Residential Finance Authority (Independence House Apartments)	6.100	01/20/2043	1,428,893
1,700,000	Allegheny County, PA Residential Finance Authority (Versailles Apartments)	6.160	01/20/2043	1,837,564
3,000,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2035	3,239,070
13,000,000	Berks County, PA Municipal Authority (Reading Hospital & Medical Center)[3]	5.500	11/01/2031	15,297,490
1,750,000	Bethlehem, PA GO1	6.500	12/01/2032	2,090,358
1,180,000	Bonneauville Borough, PA Municipal Authority	5.250	06/01/2037	1,322,638
2,000,000	Bonneauville Borough, PA Municipal Authority	5.300	06/01/2043	2,244,320
1,000,000	Bucks County, PA IDA (Lutheran Community Telford Center)	5.750	01/01/2027	1,030,350
2,000,000	Butler County, PA Hospital Authority (Butler Health System)[1]	7.250	07/01/2039	2,458,280
955,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.000	07/01/2023	989,342
1,760,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.250	07/01/2033	1,817,130
100,000	Cambridge, PA Area Joint Authority	5.250	12/01/2021	100,193
2,865,000	Cambridge, PA Area Joint Authority[1]	6.000	12/01/2037	3,206,594
235,000	Carbondale, PA Hsg. Corp.[1]	8.125	05/01/2019	243,791
1,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	6.250	11/15/2041	1,219,260
2,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	7.000	11/15/2046	2,555,920
30,000	Charleroi, PA Area School Authority[1]	6.000	10/01/2017	30,143
5,000	Chester County, PA H&EFA (Chester County Hospital)	5.875	07/01/2016	5,022
2,330,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2021	2,335,149
8,750,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2031	8,764,963
23,915,000	Chester County, PA IDA (Aqua Pennsylvania)[3]	5.000	02/01/2041	25,394,971
1,050,000	Chester County, PA IDA (Collegium Charter School)[1]	5.000	04/15/2022	1,106,837
7,595,000	Chester County, PA IDA (Collegium Charter School)[1]	5.500	04/15/2031	8,042,421
1,000,000	Chester County, PA IDA (West Chester University Student Hsg.)[1]	5.000	08/01/2035	1,078,920
1,250,000	Chester County, PA IDA (West Chester University Student Hsg.)[1]	5.000	08/01/2045	1,323,875
1,075,000	Chester County, PA IDA (Westtown School)[1]	5.000	01/01/2032	1,212,192
1,000,000	Clairton, PA Municipal Authority[1]	5.000	12/01/2037	1,060,530
1,000,000	Clairton, PA Municipal Authority[1]	5.000	12/01/2042	1,058,980
3,450,000	Cumberland County, PA Municipal Authority (Asbury Atlantic)	6.000	01/01/2040	3,772,058

2 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Pennsylvania Continued
$ 1,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Ministries)[1]	5.000%	01/01/2027	$1,053,300
3,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	3,482,640
1,000,000	Cumberland County, PA Municipal Authority (Dickinson College)[1]	5.000	11/01/2032	1,149,580
2,000,000	Cumberland County, PA Municipal Authority (Dickinson College)[1]	5.000	11/01/2037	2,253,680
1,000,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2020	1,049,210
950,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2021	990,489
6,605,000	Delaware County, PA Authority (Cabrini College)	5.500	07/01/2024	6,623,494
2,500,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	5.000	12/15/2026	2,558,875
5,900,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	5.000	12/15/2031	5,975,697
6,385,000	Delaware County, PA Authority (Eastern University)[1]	5.000	10/01/2027	6,809,475
3,965,000	Delaware County, PA Authority (Eastern University)[1]	5.250	10/01/2032	4,219,315
120,000	Delaware County, PA Authority (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)	5.375	11/15/2023	120,520
1,160,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2025	1,302,599
280,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2030	309,473
1,000,000	Delaware County, PA Authority (Neumann College)[1]	6.125	10/01/2034	1,098,880
1,050,000	Delaware County, PA Authority (Neumann College)[1]	6.250	10/01/2038	1,179,077
1,150,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2025	1,259,273
1,250,000	Delaware County, PA Authority (Neumann University)[1]	5.250	10/01/2031	1,377,650
18,705,000	Delaware County, PA IDA (Aqua Pennsylvania)[3]	5.000	11/01/2038	20,097,581
4,310,000	Delaware County, PA IDA (Naamans Creek)	7.000	12/01/2036	4,568,772
40,000	Delaware County, PA IDA (Pennsylvania Suburban Water Company)[1]	5.150	09/01/2032	40,238
2,445,000	Delaware River Port Authority PA/NJ1	5.000	01/01/2026	2,805,149
4,000,000	Erie County, PA Hospital Authority (St. Vincent’s Health)[1]	7.000	07/01/2027	4,423,440
5,590,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.000	05/01/2038	5,999,412
1,000,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.375	05/01/2030	1,105,420
2,565,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.500	05/01/2040	2,870,184

3 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Pennsylvania Continued
$ 3,000,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.500%		03/15/2038	$3,232,860
1,375,000	Erie-Western PA Port Authority	5.125		06/15/2016	1,508,031
4,290,000	Fayette County, PA Redevel. Authority (Fayette Crossing)	7.000		09/01/2019	4,601,497
6,575,000	Harrisburg, PA Authority[1]	5.000		07/15/2021	6,662,645
115,000	Harrisburg, PA Authority[1]	5.000		07/15/2023	115,007
450,000	Harrisburg, PA Authority[1]	5.000		07/15/2024	450,090
125,000	Harrisburg, PA GO	9.600	[4]	09/15/2013	121,870
10,000	Harrisburg, PA GO	9.600	[4]	09/15/2015	8,483
40,000	Harrisburg, PA GO	9.600	[4]	03/15/2016	32,685
210,000	Harrisburg, PA GO	9.601	[4]	03/15/2015	184,416
50,000	Harrisburg, PA GO	9.614	[4]	09/15/2016	39,446
25,000	Harrisburg, PA GO	9.624	[4]	03/15/2014	23,549
70,000	Harrisburg, PA GO	9.727	[4]	09/15/2015	59,379
150,000	Harrisburg, PA GO	10.084	[4]	03/15/2015	131,726
50,000	Harrisburg, PA GO	11.012	[4]	09/15/2013	48,748
2,205,000	Harrisburg, PA Water System[1]	5.000		07/15/2018	2,247,490
5,055,000	Harrisburg, PA Water System[1]	5.000		07/15/2020	5,134,364
335,000	Harrisburg, PA Water System[1]	5.000		07/15/2023	338,085
6,755,000	Horsham, PA Industrial and Commercial Devel. Authority (Pennsylvania LTC)	6.000		12/01/2037	6,815,052
3,000,000	Indiana County, PA IDA (Student Coop Association)[1]	5.000		05/01/2033	3,336,360
2,100,000	Lackawanna County, PA GO1	6.000		09/15/2032	2,394,336
1,825,000	Lancaster County, PA Hospital Authority (St. Anne’s Retirement Community)[1]	5.000		04/01/2033	1,860,442
13,040,000	Lawrence County, PA IDA (Shenango Presbyterian Center)	5.625		11/15/2037	13,178,094
2,000,000	Lehigh County, PA GPA (Kidspeace Obligated Group)[5]	6.000		11/01/2018	800,000
8,190,000	Lehigh County, PA GPA (Kidspeace Obligated Group)[6]	6.000		11/01/2018	3,276,000
1,100,000	Lehigh County, PA GPA (Kidspeace Obligated Group)[6]	6.000		11/01/2023	440,000
3,600,000	Lehigh County, PA GPA (Kidspeace Obligated Group)[5]	6.000		11/01/2023	1,440,000
4,700,000	Lehigh Northampton, PA Airport Authority[1]	6.000		05/15/2030	4,704,136
150,000	Luzerne County, PA Flood Protection Authority[1]	5.000		01/15/2018	150,344
10,000	Luzerne County, PA Flood Protection Authority[1]	5.000		01/15/2023	10,012
5,000,000	Luzerne County, PA IDA	7.750		12/15/2027	5,271,950
105,000	Luzerne County, PA IDA (Pennsylvania-American Water Company)[1]	5.100		09/01/2034	109,829
10,000	Luzerne County, PA IDA (Pennsylvania-American Water Company)[1]	5.100		09/01/2034	10,468
22,500,000	Luzerne County, PA IDA (Pennsylvania-American Water)[3]	5.100		09/01/2034	23,553,225

4 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Pennsylvania Continued
$ 3,720,000	Lycoming County, PA Authority (Pennsylvania College of Technology)[1]	5.000%	05/01/2032	$4,140,137
2,730,000	McKean County, PA Hospital Authority (Bradford Hospital)	5.000	10/01/2020	2,549,684
2,900,000	McKean County, PA Hospital Authority (Bradford Hospital)	5.250	10/01/2030	2,439,799
11,060,000	Mifflin County, PA Hospital Authority (Lewiston Hospital/Lewiston Healthcare Foundation Obligated Group)[1]	5.125	07/01/2030	11,334,177
595,000	Millcreek, PA Richland Joint Authority	5.250	08/01/2022	656,053
855,000	Millcreek, PA Richland Joint Authority	5.375	08/01/2027	914,303
1,000,000	Millcreek, PA Richland Joint Authority	5.500	08/01/2037	1,054,460
1,390,000	Millcreek, PA Richland Joint Authority	5.500	08/01/2037	1,484,159
15,000	Montgomery County, PA1	5.000	09/15/2021	15,059
285,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2023	286,120
175,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2027	175,177
785,000	Montgomery County, PA HEHA (Holy Redeemer Physician & Ambulatory Services)[1]	5.250	10/01/2023	788,344
21,000,000	Montgomery County, PA IDA[3]	5.375	08/01/2038	24,235,470
1,500,000	Montgomery County, PA IDA[1]	5.375	08/01/2038	1,731,105
300,000	Montgomery County, PA IDA (Philadelphia Presbyterian Homes)[1]	6.500	12/01/2025	360,318
3,840,000	Montgomery County, PA IDA (Wordsworth Academy)	8.000	09/01/2024	3,848,947
3,000,000	Mt. Lebanon, PA Hospital Authority (St. Clair Memorial Hospital)[1]	5.000	07/01/2031	3,399,300
3,000,000	Northampton County, PA General Purpose Authority (Moravian College)[1]	5.000	07/01/2027	3,422,220
4,860,000	Northampton County, PA General Purpose Authority (Moravian College)[1]	5.000	07/01/2031	5,397,176
1,500,000	Northampton County, PA IDA (Morningstar Senior Living)[1]	5.000	07/01/2027	1,608,165
1,275,000	Northampton County, PA IDA (Morningstar Senior Living)[1]	5.000	07/01/2032	1,340,981
1,000,000	Northampton County, PA IDA (Morningstar Senior Living)[1]	5.000	07/01/2036	1,034,890
16,526,610	Northampton County, PA IDA (Northampton Generating)[7]	5.000	12/01/2023	15,091,935
5,385,000	Northeastern, PA Hospital & Education Authority (Wilkes University)[1]	5.250	03/01/2042	5,837,771
1,205,000	Northumberland County, PA IDA (NHS Youth Services)	5.500	02/15/2033	872,275
1,620,000	Northumberland County, PA IDA (NHS Youth Services)	7.500	02/15/2029	1,208,844
3,425,000	Northumberland County, PA IDA (NHS Youth Services)	7.750	02/15/2029	2,619,543
16,000,000	PA Commonwealth Financing Authority[3]	5.000	06/01/2032	17,958,080

5 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Pennsylvania Continued
$ 1,550,000	PA Commonwealth Financing Authority[1]	5.000%	06/01/2032	$1,739,689
2,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2036	2,254,100
10,110,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	11,935,765
39,737,908	PA EDFA (Bionol Clearfield)[5]	8.500	07/15/2015	3,942,398
885,000	PA EDFA (DGABC/DGABF/DGABEI Obligated Group)[1]	5.625	12/01/2015	887,354
485,000	PA EDFA (Fayette Thermal)	5.250	12/01/2016	471,949
35,000	PA EDFA (Fayette Thermal)	5.500	12/01/2021	33,063
3,000,000	PA EDFA (Forum)[1]	5.000	03/01/2029	3,456,270
17,500,000	PA EDFA (Forum)[1]	5.000	03/01/2034	19,670,525
14,700,000	PA EDFA (National Gypsum Company)	6.125	11/01/2027	14,700,000
5,000,000	PA EDFA (National Gypsum Company)	6.250	11/01/2027	4,999,850
3,000,000	PA EDFA (Northwestern Human Services)	5.250	06/01/2028	3,002,880
3,000,000	PA EDFA (Philadelphia Biosolids Facility)[1]	6.250	01/01/2032	3,456,900
3,000,000	PA EDFA (US Airways Group)	8.000	05/01/2029	3,582,960
50,000	PA EDFA (York Water Company)[1]	6.000	11/01/2038	50,532
30,000,000	PA Geisinger Authority Health System, Series A3	5.250	06/01/2039	33,331,800
2,000,000	PA HEFA[1]	5.000	06/01/2032	2,203,860
3,235,000	PA HEFA (Allegheny Delaware Valley Obligated Group)[1]	5.875	11/15/2021	3,237,750
1,025,000	PA HEFA (Assoc. of Independent Colleges & Universities)[1]	5.125	05/01/2032	1,065,529
100,000	PA HEFA (California University of Pennsylvania Student Assoc.)	5.000	07/01/2028	99,258
215,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	215,516
2,130,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2032	2,136,220
55,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.800	09/01/2025	55,112
1,245,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.000	11/01/2027	1,379,995
535,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.000	11/01/2042	568,684
220,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.750	04/15/2034	225,491
6,285,000	PA HEFA (Edinboro University Foundation)[1]	5.750	07/01/2028	6,873,465
3,000,000	PA HEFA (Edinboro University Foundation)[1]	5.800	07/01/2030	3,375,300
9,000,000	PA HEFA (Edinboro University Foundation)[1]	5.875	07/01/2038	9,850,770
8,225,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2042	9,030,145
3,500,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2043	3,957,975
4,000,000	PA HEFA (Elizabethtown College)[1]	5.000	12/15/2027	4,200,200
175,000	PA HEFA (Frontier II)	5.125	04/01/2033	175,369
1,300,000	PA HEFA (Gwynedd Mercy College)[1]	5.375	05/01/2042	1,382,446
750,000	PA HEFA (Indiana University Foundation)[1]	5.000	07/01/2041	810,945
2,000,000	PA HEFA (La Salle University)[1]	5.000	05/01/2037	2,087,940
1,490,000	PA HEFA (Marywood University)[1]	5.125	06/01/2029	1,542,791

6 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Pennsylvania Continued
$ 23,495,000	PA HEFA (MCP/HUHS/AUS Obligated Group)	5.875%	11/15/2016	$23,523,194
50,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	50,060
9,785,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2021	9,793,317
50,000	PA HEFA (Pennsylvania State University)[1]	5.000	03/01/2022	50,196
250,000	PA HEFA (Philadelphia University)[1]	5.000	06/01/2035	257,328
2,000,000	PA HEFA (Philadelphia University)[1]	5.250	06/01/2032	2,105,280
2,005,000	PA HEFA (Philadelphia University)[1]	5.500	06/01/2020	2,181,240
140,000	PA HEFA (StCHC/MCPHUHS Obligated Group)[1]	5.875	11/15/2016	140,168
1,400,000	PA HEFA (Shippensburg University Student Services)[1]	5.000	10/01/2035	1,536,584
3,000,000	PA HEFA (Shippensburg University)[1]	6.000	10/01/2031	3,516,480
7,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	8,253,210
105,000	PA HEFA (St. Francis University)[1]	5.750	11/01/2023	107,857
1,750,000	PA HEFA (St. Francis University)[1]	6.000	11/01/2031	1,937,670
2,250,000	PA HEFA (St. Francis University)[1]	6.250	11/01/2041	2,503,800
3,000,000	PA HEFA (State System Higher Education)[1]	5.000	06/15/2030	3,506,250
100,000	PA HEFA (Student Association)[1]	6.750	09/01/2023	100,119
4,615,000	PA HEFA (University of Pennsylvania Health System)[1]	5.750	08/15/2041	5,464,022
60,000	PA HEFA (University of the Arts)	5.500	03/15/2020	60,096
3,050,000	PA HEFA (University of the Arts)	5.625	03/15/2025	3,053,111
1,685,000	PA HEFA (University of the Arts)	5.750	03/15/2030	1,686,399
1,000,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2029	1,122,810
70,000	PA HEFA (Ursinus College)[1]	5.500	01/01/2024	70,506
650,000	PA HEFA (Widener University)[1]	5.000	07/15/2026	672,263
100,000	PA HEFA (Widener University)[1]	5.250	07/15/2024	100,833
170,000	PA HEFA (Widener University)[1]	5.400	07/15/2036	171,595
16,475,000	PA HFA (Single Family Mtg.), Series 96A3	4.700	10/01/2037	16,899,261
5,000,000	PA Public School Building Authority (Harrisburg Area Community College)[1]	5.000	10/01/2031	5,390,900
1,500,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2024	1,746,300
3,500,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2025	4,025,000
3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2026	3,410,460
3,500,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2027	3,930,535
4,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2028	4,467,560
3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2029	3,323,940
2,250,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2031	2,460,600
7,540,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2032	8,215,886

7 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Pennsylvania Continued
$ 1,265,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000%		12/01/2020	$1,330,160
1,400,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2023	1,448,552
3,265,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2026	3,366,901
900,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2027	926,928
2,310,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2028	2,373,294
1,470,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2030	1,508,088
24,615,000	PA Southcentral General Authority (Wellspan Health Obligated Group)[3]	6.000		06/01/2029	28,380,137
4,000,000	PA Turnpike Commission[1]	0.000	[8]	12/01/2034	3,990,680
15,775,000	PA Turnpike Commission[1]	0.000	[8]	12/01/2034	15,662,367
10,000,000	PA Turnpike Commission[1]	0.000	[8]	12/01/2038	10,262,800
50,000	PA Turnpike Commission[1]	5.000		12/01/2024	51,341
2,095,000	PA Turnpike Commission[1]	5.000		12/01/2030	2,395,549
1,500,000	PA Turnpike Commission[1]	5.000		12/01/2032	1,666,170
18,000,000	PA Turnpike Commission (Motor License)[3]	5.000		12/01/2040	20,095,920
2,000,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	5.625		01/01/2032	2,250,820
7,625,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	6.000		01/01/2028	9,130,861
1,835,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	6.500		01/01/2041	2,165,172
5,000,000	Philadelphia, PA Airport, Series D1	5.250		06/15/2028	5,575,700
2,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)[1]	6.125		03/15/2043	2,526,525
1,150,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia)[6]	5.500		11/15/2018	229,920
786,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia)[6]	5.600		11/15/2028	157,145
450,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.750		04/01/2023	455,661
2,600,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.875		04/01/2034	2,631,850
450,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)[1]	5.875		04/01/2032	490,883
500,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)[1]	6.250		04/01/2042	555,530
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	5.750		11/15/2030	1,052,390
500,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	6.375		11/15/2040	546,515

8 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Pennsylvania Continued
$ 2,040,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.375%	06/15/2030	$2,206,403
4,000,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.625	06/15/2042	4,320,800
2,115,000	Philadelphia, PA Authority for Industrial Devel. (Marina Bracetti Academy)[1]	7.150	12/15/2036	2,301,797
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Marina Bracetti Academy)[1]	7.625	12/15/2041	1,114,310
1,500,000	Philadelphia, PA Authority for Industrial Devel. (New Foundation Charter School)[1]	6.625	12/15/2041	1,662,840
1,640,000	Philadelphia, PA Authority for Industrial Devel. (Richard Allen Prep Charter School)[1]	6.250	05/01/2033	1,703,435
550,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)	5.000	01/01/2015	543,780
1,580,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)	5.125	01/01/2021	1,426,772
2,105,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Arbor House)[1]	6.100	07/01/2033	2,150,657
710,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (GIH/PPAM)[1]	5.125	07/01/2016	728,197
1,860,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Miriam and Robert M. Rieder House)[1]	6.100	07/01/2033	1,900,343
3,000,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Presbyterian Homes Germantown)[1]	5.625	07/01/2035	3,054,870
1,745,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Robert Saligman House)[1]	6.100	07/01/2033	1,782,849
4,000,000	Philadelphia, PA GO1	6.000	08/01/2036	4,712,520
6,260,000	Philadelphia, PA GO1	6.500	08/01/2041	7,616,730
1,210,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)	7.250	01/01/2021	1,235,773
10,000,000	Philadelphia, PA H&HEFA (Temple University Health System)[1]	5.625	07/01/2036	10,958,900
5,000,000	Philadelphia, PA H&HEFA (Temple University Health System)[1]	5.625	07/01/2042	5,438,050
7,420,000	Philadelphia, PA H&HEFA (Temple University Hospital)[1]	5.500	07/01/2026	7,972,790
250,000	Philadelphia, PA Hsg. Authority[1]	5.000	12/01/2021	253,345
1,000,000	Philadelphia, PA Municipal Authority[1]	6.500	04/01/2034	1,157,660
50,000	Philadelphia, PA Parking Authority[1]	5.125	02/15/2018	50,201
10,000	Philadelphia, PA Parking Authority, Series A1	5.000	02/15/2015	10,039
20,000	Philadelphia, PA Parking Authority, Series A1	5.250	02/15/2029	20,068
5,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A	5.500	07/01/2035	4,974
1,000,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A	5.625	07/01/2023	1,005,240
1,500,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A	5.625	07/01/2028	1,503,990
135,000	Philadelphia, PA Redevel. Authority (Multifamily Hsg.)[1]	5.450	02/01/2023	137,040

9 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Pennsylvania Continued
$ 2,580,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.000%	10/01/2023	$2,601,182
4,100,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.250	10/01/2032	4,130,873
3,000,000	Philadelphia, PA Redevel. Authority (Transformation Initiative)[1]	5.000	04/15/2025	3,481,920
2,645,000	Philadelphia, PA Redevel. Authority (Transformation Initiative)[1]	5.000	04/15/2026	3,039,105
3,385,000	Philadelphia, PA School District[1]	6.000	09/01/2038	3,965,561
2,000,000	Pittsburgh, PA GO1	5.000	09/01/2025	2,366,120
2,895,000	Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)	6.130	01/20/2043	3,132,043
4,170,000	Pottsville, PA Hospital Authority (Pottsville Hospital & Warne Clinic)	5.625	07/01/2024	4,172,544
1,000,000	Reading, PA Area Water Authority[1]	5.000	12/01/2031	1,122,600
3,000,000	Reading, PA Area Water Authority[1]	5.250	12/01/2036	3,373,320
5,830,000	Reading, PA GO1	5.625	11/15/2020	6,047,168
900,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.625	06/01/2042	971,019
2,895,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.875	06/01/2052	3,138,643
15,000	Schuylkill County, PA IDA (Ascension Health Credit Group)[1]	5.000	11/01/2019	15,053
55,000	Schuylkill County, PA IDA (Ascension Health Credit Group)[1]	5.000	11/01/2028	55,176
10,000	Schuylkill County, PA IDA (DOCNHS/BSVHS/WMHS Obligated Group)[1]	5.000	11/01/2028	10,032
6,500,000	Scranton, PA Parking Authority	5.250	06/01/2039	5,782,790
1,000,000	Scranton, PA Sewer Authority[1]	5.500	12/01/2035	1,140,420
2,265,000	Scranton-Lackawanna, PA Health & Welfare Authority (University of Scranton)[1]	5.000	11/01/2037	2,509,914
170,000	Sharon, PA Regional Health System Authority (SRPS/SRHS Obligated Group)[1]	5.000	12/01/2018	170,328
445,000	Sharon, PA Regional Health System Authority (SRPS/SRHS Obligated Group)[1]	5.000	12/01/2028	445,245
2,000,000	South Fork, PA Municipal Authority (Conemaugh Health System)[1]	5.500	07/01/2029	2,213,500
745,000	South Fork, PA Municipal Authority (Conemaugh Valley Memorial Hospital)[1]	5.000	07/01/2028	745,626
540,000	South Fork, PA Municipal Authority (Good Samaritan Medical Center of Johnstown)[1]	5.250	07/01/2026	540,691
25,000	South Fork, PA Municipal Authority (Windber Hospital/Conemaugh Valley Memorial Hospital Obligated Group)[1]	5.000	07/01/2018	25,059
5,000,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.250	11/15/2023	5,749,900
3,100,000	Susquehanna, PA Area Regional Airport Authority[1]	5.000	01/01/2027	3,369,731
4,300,000	Susquehanna, PA Area Regional Airport Authority[1]	6.500	01/01/2038	4,852,980
7,700,000	Washington County, PA Redevel. Authority (Victory Centre)	5.450	07/01/2035	7,918,757

10 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Pennsylvania Continued
$ 550,000	Washington, PA Township Municipal Authority	5.875%		12/15/2023	$595,502
2,475,000	Washington, PA Township Municipal Authority	6.000		12/15/2033	2,684,732
25,000	Westmoreland County, PA GO	4.500		12/01/2020	25,039
1,285,000	Westmoreland County, PA IDA (Redstone Retirement Community)	5.875		01/01/2032	1,319,284
5,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2027	5,303,700
10,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2037	10,395,100
2,000,000	York, PA GO1	7.250		11/15/2041	2,342,300

					1,049,293,025
U.S. Possessions—28.7%
750,000	Guam GO1	6.750		11/15/2029	847,410
2,000,000	Guam GO1	7.000		11/15/2039	2,275,720
700,000	Guam Hsg. Corp. (Single Family Mtg.)	5.750		09/01/2031	755,468
185,000	Guam Power Authority, Series A1	5.000		10/01/2023	226,730
235,000	Guam Power Authority, Series A1	5.000		10/01/2024	284,193
420,000	Guam Power Authority, Series A1	5.000		10/01/2030	484,189
420,000	Guam Power Authority, Series A1	5.000		10/01/2034	466,255
1,300,000	Guam Power Authority, Series A1	5.500		10/01/2030	1,467,661
1,100,000	Guam Power Authority, Series A1	5.500		10/01/2040	1,222,881
3,700,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250		06/01/2032	3,636,360
1,500,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.625		06/01/2047	1,348,215
38,902,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	7.250	[4]	06/01/2057	966,326
735,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2017	711,274
960,000	Northern Mariana Islands Commonwealth, Series A	5.000		10/01/2022	869,126
200,000	Northern Mariana Islands Commonwealth, Series A1	6.750		10/01/2033	200,136
2,340,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	2,127,879
1,520,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	1,167,907
1,120,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	1,114,546
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.125		07/01/2037	4,766,600
810,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2029	806,882
4,170,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2042	4,022,007
500,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.750		07/01/2037	506,170
830,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2047	851,987
4,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	4,850,910
69,645,000	Puerto Rico Children’s Trust Fund (TASC)	5.500		05/15/2039	70,427,113
52,750,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	53,342,383
413,560,000	Puerto Rico Children’s Trust Fund (TASC)	6.491	[4]	05/15/2050	32,791,172
136,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.325	[4]	05/15/2055	4,674,320
1,817,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[4]	05/15/2057	34,050,580
2,000,000	Puerto Rico Commonwealth GO	5.000		07/01/2020	2,061,840
5,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	5,155,750

11 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$ 7,360,000	Puerto Rico Commonwealth GO1	5.500%		07/01/2039	$7,457,226
9,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	9,273,960
3,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2041	3,077,340
2,000,000	Puerto Rico Electric Power Authority, Series A1	5.000		07/01/2042	1,921,300
1,435,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2024	1,486,890
1,510,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2025	1,558,562
5,540,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2027	5,648,972
1,760,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2030	1,781,349
3,505,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2031	3,537,036
1,000,000	Puerto Rico Highway & Transportation Authority[1]	5.300		07/01/2035	1,002,580
10,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000		07/01/2038	9,578
325,000	Puerto Rico Highway & Transportation Authority, Series H1	5.000		07/01/2028	320,057
700,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	685,804
1,750,000	Puerto Rico Infrastructure	6.400	[4]	07/01/2043	246,733
1,400,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	1,446,438
200,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	203,884
1,250,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	1,243,175
125,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125		04/01/2032	126,288
185,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	188,336
585,000	Puerto Rico ITEMECF (IEP/HESL/HECR Obligated Group)	5.750		06/01/2019	529,554
3,000,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2042	2,944,860
3,000,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2034	3,213,900
1,265,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2019	1,378,243
1,500,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	1,630,905
1,000,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	1,096,000
1,015,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	1,003,520
5,725,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	5,704,905
7,385,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500		08/01/2037	7,808,161
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	2,271,080
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[4]	08/01/2034	9,216,000
22,130,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.750		08/01/2057	24,013,671
5,500,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2039	6,064,245
18,015,000	Puerto Rico Sales Tax Financing Corp., Series C	6.380	[4]	08/01/2038	4,236,407
2,000,000	V.I. Public Finance Authority (Matching Fund Loan Notes)[1]	5.000		10/01/2032	2,239,760
17,450,000	V.I. Tobacco Settlement Financing Corp.	6.250	[4]	05/15/2035	2,527,807
2,195,000	V.I. Tobacco Settlement Financing Corp.	6.500	[4]	05/15/2035	292,264
4,150,000	V.I. Tobacco Settlement Financing Corp.	6.875	[4]	05/15/2035	518,750
7,000,000	V.I. Tobacco Settlement Financing Corp.	7.625	[4]	05/15/2035	705,040
30,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2021	29,999
2,235,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2031	2,228,362

12 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
U.S. Possessions Continued
$ 435,000	V.I. Water & Power Authority, Series A1	5.000%	07/01/2031	$444,960

				359,793,891
Total Investments, at Value (Cost $1,393,056,984)-112.4%				1,409,086,916
Liabilities in Excess of Other Assets-(12.4)				(155,018,705)

Net Assets-100.0%				$1,254,068,211

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Represents the current interest rate for a variable or increasing rate security.
3.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
4.	Zero coupon bond reflects effective yield on the date of purchase.
5.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
6.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.
7.	Interest or dividend is paid-in-kind, when applicable.
8.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

ARC	Assoc. of Retarded Citizens
AUS	Allegheny United Hospital
BSVHS	Baptist/St. Vincent’s Health System
CCMC	Crozer-Chester Medical Center
CKHS	Crozer-Keystone Health System
DCMH	Delaware County Memorial Hospital
DGABC	Dr. Gertrude A. Barber Center
DGABEI	Dr. Gertrude A. Barber Educational Institute
DGABF	Dr. Gertrude A. Barber Foundation
DOCNHS	Daughters of Charity National Health Systems
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDFA	Economic Devel. Finance Authority
GIH	Germantown Interfaith Housing
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HECR	Hospital Episcopal Cristo Redentor
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
HESL	Hospital Episcopal San Lucas
HFA	Housing Finance Agency
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
IEP	Iglesia Episcopal Puertorriquena
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP	Medical College Of Pennsylvania
MCPHUHS	Medical College of Pennsylvania and Hahnemann University Hospital System

13 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

MHH	Mercy Haverford Hospital
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
PA/NJ	Pennsylvania/New Jersey
PPAM	Philadelphia Presbytery Apartments of Morrisville
RITES	Residual Interest Tax Exempt Security
ROLs	Residual Option Longs
RR	Residential Resources
RRDC	Residential Resources Devel. Corp.
RRSW	Residential Resources Southwest
SRHS	Sharon Regional Health System
SRPS	Sharon Regional Physicians Services
StCHC	St. Christopher’s Hospital for Children
TASC	Tobacco Settlement Asset-Backed Bonds
UPMC	University of Pittsburgh Medical Center
V.I.	United States Virgin Islands
WMHS	Western Maryland Health Systems

Notes to Statement of Investments

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the

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STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Sub-Adviser monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if

15 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

it deems it appropriate to do so. As of April 30, 2013, the Fund’s maximum exposure under such agreements is estimated at $79,340,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2013, municipal bond holdings with a value of $249,257,606 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $152,050,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$3,250,000	Berks County, PA Municipal Authority ROLs	19.716%	11/1/31	$5,547,490
7,980,000	Chester County, PA IDA (Water Facilities Authority)[3]	13.425	2/1/41	9,459,971
6,240,000	Delaware County, PA IDA ROLs[3]	13.428	11/1/38	7,632,581
7,500,000	Luzerne County, PA IDA (Water Facility) ROLs[3]	13.722	9/1/34	8,553,225
7,000,000	Montgomery County, PA IDA RITES	14.867	8/1/38	10,235,470
8,000,000	PA Commonwealth Financing Authority DRIVERS	9.193	6/1/32	9,958,080
7,500,000	PA Geisinger Authority Health System DRIVERS	18.499	6/1/39	10,831,800
6,180,000	PA HFA (Single Family Mtg.) ROLs[3]	12.751	10/1/37	6,554,261
6,155,000	PA Southcentral General Authority (Hanover Hospital) ROLs	21.799	6/1/29	9,920,137
9,000,000	PA Turnpike Commission ROLs[3]	9.319	12/1/40	11,095,920
5,535,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	20.720	8/1/57	7,418,671

				$97,207,606

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $152,050,000 as of April 30, 2013.

16 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2013 is as follows:

Cost	$45,336,168
Market Value	$6,182,398
Market Value as a % of Net Assets	0.49%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

17 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

18 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$1,049,293,025	$—	$1,049,293,025
U.S. Possessions	—	359,793,891	—	359,793,891

Total Assets	$—	$1,409,086,916	$—	$1,409,086,916

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,242,715,431	[1]

Gross unrealized appreciation	$110,510,313
Gross unrealized depreciation	(95,531,803)

Net unrealized appreciation	$14,978,510

1.	The Federal tax cost of securities does not include cost of $151,392,975, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

19 | Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—118.0%
Alabama—0.1%
$7,505,000	AL Space Science Exhibit Finance Authority	6.000%		10/01/2025	$6,925,389
1,810,000	Andalusia-Opp, AL Airport Authority[1]	5.000		08/01/2026	1,801,185
2,200,000	Rainbow City, AL Special Health Care Facilities Financing Authority (Regency Pointe)[2]	8.250		01/01/2031	979,132
10,000	Selma, AL Industrial Devel. Board (International Paper Company)[1]	6.000		05/01/2025	10,041

					9,715,747
Alaska—0.2%
2,250,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[2]	6.150		08/01/2031	809,145
40,000	AK Industrial Devel. & Export Authority (Snettisham)[1]	6.000		01/01/2014	40,157
1,650,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[2]	5.875		12/01/2027	821,733
500,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[2]	6.000		12/01/2036	249,010
31,850,000	AK Northern Tobacco Securitization Corp. (TASC)	6.125	[3]	06/01/2046	1,218,900
20,860,000	AK Northern Tobacco Securitization Corp. (TASC)	6.375	[3]	06/01/2046	749,500
10,350,000	Koyukuk, AK (Tanana Chiefs Conference Health Care Facility)[1]	7.750		10/01/2041	11,798,483

					15,686,928
Arizona—1.8%
7,680,000	AZ Health Facilities Authority (Catholic Healthcare West)[1]	5.250		03/01/2039	8,574,259
4,600,000	Buckeye, AZ Watson Road Community Facilities District	6.000		07/01/2030	4,720,704
7,948,000	East San Luis, AZ Community Facilities District Special Assessment (Area One)[2]	6.375		01/01/2028	7,608,144
4,349,000	East San Luis, AZ Community Facilities District Special Assessment (Area Two)[4]	8.500		01/01/2028	1,971,228
305,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.450		07/15/2021	311,841
810,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625		07/15/2025	824,288
900,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800		07/15/2030	914,049
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.900		07/15/2022	1,068,846
335,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125		07/15/2027	350,534
500,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200		07/15/2032	519,780
923,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.000		07/01/2017	950,976
1,247,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.375		07/01/2022	1,250,242

1 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Arizona Continued
$4,086,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.750%	07/01/2032	$4,003,871
1,000,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)[1]	6.750	10/01/2031	1,000,520
3,125,000	Maricopa County, AZ IDA (Christian Care Apartments)[1]	6.500	01/01/2036	3,133,344
1,870,000	Maricopa County, AZ IDA (Immanuel Campus Care)[2]	8.500	04/20/2041	935,037
255,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	11/01/2018	239,955
2,345,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	05/01/2031	1,940,206
3,545,000	Maricopa County, AZ IDA (Sun King Apartments)	9.500	11/01/2031	3,020,553
437,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.250	07/01/2024	419,485
360,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.250	07/01/2024	345,571
877,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.300	07/01/2030	803,771
1,125,000	Palm Valley, AZ Community Facility District No. 3[1]	5.300	07/15/2031	1,080,473
420,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.300	07/15/2025	411,835
350,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.350	07/15/2031	330,523
3,275,000	Phoenix, AZ IDA (America West Airlines)	6.250	06/01/2019	3,278,210
7,500,000	Phoenix, AZ IDA (America West Airlines)	6.300	04/01/2023	7,528,575
1,650,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	1,667,870
1,935,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.875	11/01/2037	1,150,358
1,510,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	1,549,034
1,250,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.250	06/01/2026	1,274,075
3,700,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.375	06/01/2036	3,760,643
12,400,000	Pima County, AZ IDA (Metro Police Facility)[5]	5.375	07/01/2039	13,636,156
3,000,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[1]	8.125	07/01/2041	3,375,630
1,500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750	04/01/2036	1,511,100
5,730,000	Pima County, AZ IDA (P.L.C. Charter Schools)	7.500	04/01/2041	6,073,055
250,000	Pima County, AZ IDA (Paradise Education Center)[1]	5.875	06/01/2022	259,790
550,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.000	06/01/2036	562,524
1,600,000	Pima County, AZ IDA (Sonoran Science Academy)	5.670	12/01/2027	1,558,144
1,960,000	Pima County, AZ IDA (Sonoran Science Academy)	5.750	12/01/2037	1,865,920
2,215,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.600	12/01/2022	2,316,358
11,100,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.750	12/01/2032	11,560,428
9,000,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	6.550	12/01/2037	9,407,520
1,220,000	Pinal County, AZ IDA (San Manuel Facility)[1]	6.250	06/01/2026	1,250,195

2 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Arizona Continued
$1,089,000	Prescott Valley, AZ Southside Community Facilities District No. 1	7.250%		07/01/2032	$805,664
1,500,000	Quail Creek, AZ Community Facilities District[1]	5.550		07/15/2030	1,445,160
265,000	Show Low Bluff, AZ Community Facilities District	5.600		07/01/2031	232,084
150,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200		07/01/2017	150,647
1,000,000	Tartesso West, AZ Community Facilities District[1]	5.900		07/15/2032	989,700
695,000	Tempe, AZ IDA (Tempe Life Care Village)[1]	6.000		12/01/2032	756,146
1,550,000	Tempe, AZ IDA (Tempe Life Care Village)[1]	6.250		12/01/2042	1,694,584
600,000	Tempe, AZ IDA (Tempe Life Care Village)[1]	6.250		12/01/2046	653,772
455,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.000		01/01/2039	463,822
4,000,000	Verrado, AZ Community Facilities District No. 1[1]	5.350		07/15/2031	3,777,400

					131,284,599
Arkansas—0.1%
7,220,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[2]	6.250		02/01/2038	4,079,083
California—18.0%
2,500,000	Adelanto, CA Public Utility Authority[1]	6.750		07/01/2039	2,763,050
750,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.625		01/01/2040	826,253
380,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000		09/01/2028	393,232
1,095,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000		09/01/2030	1,132,756
4,070,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.250		09/01/2040	4,208,746
11,720,000	Bay Area CA Toll Authority (San Francisco Bay Area)[5]	5.500		04/01/2043	13,379,979
2,745,000	Beaumont, CA Financing Authority[1]	5.250		09/01/2039	2,862,074
100,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.750		05/01/2034	101,317
230,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	6.200		05/01/2031	230,225
5,500,000	Brea, CA Community Facilities District (Brea Plaza Area)[1]	7.375		09/01/2039	5,989,665
127,310,000	CA County Tobacco Securitization Agency	6.489	[3]	06/01/2046	4,965,090
107,400,000	CA County Tobacco Securitization Agency	6.619	[3]	06/01/2050	3,000,756
33,920,000	CA County Tobacco Securitization Agency	6.650	[3]	06/01/2046	1,184,826
215,100,000	CA County Tobacco Securitization Agency	7.000	[3]	06/01/2055	2,897,397
246,760,000	CA County Tobacco Securitization Agency	7.477	[3]	06/01/2055	2,302,271
10,530,000	CA County Tobacco Securitization Agency	8.150	[3]	06/01/2033	2,706,210
255,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2045	233,460
19,000,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2046	14,132,960
10,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450		06/01/2028	9,873,100
1,965,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	1,972,683
15,015,000	CA County Tobacco Securitization Agency (TASC)[1]	5.600		06/01/2036	14,681,367
36,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.650		06/01/2041	33,718,680

3 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$58,530,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700%		06/01/2046	$54,626,049
2,630,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	2,640,283
7,285,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	7,285,291
4,625,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	4,624,584
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2038	5,000,050
57,000,000	CA County Tobacco Securitization Agency (TASC)	6.400	[3]	06/01/2046	3,362,430
525,920,000	CA County Tobacco Securitization Agency (TASC)	6.664	[3]	06/01/2050	32,054,824
9,125,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	10,554,979
7,300,000	CA GO5	5.050		12/01/2036	7,458,649
12,205,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.125		06/01/2047	10,630,067
133,715,000	CA Golden State Tobacco Securitization Corp. (TASC)[5]	5.750		06/01/2047	127,760,327
31,790,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.750		06/01/2047	30,374,391
340,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[3]	06/01/2047	4,787,200
30,420,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[5]	5.750		07/01/2039	35,914,765
11,095,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center Obligated Group)[5]	5.000		11/15/2042	12,238,633
24,000,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center)[5]	5.250		11/15/2046	26,655,120
2,700,000	CA Independent Cities Finance Authority (Augusta Communities Mobile Home Park)[1]	5.000		05/15/2047	2,814,885
1,835,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.250		07/15/2050	2,015,270
10,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium)[5]	5.000		05/15/2040	11,264,300
8,600,000	CA M-S-R Energy Authority	7.000		11/01/2034	12,155,326
3,300,000	CA Municipal Finance Authority (Casa Griffin Apts.)[1]	6.000		10/01/2046	3,566,739
750,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500		11/01/2039	940,598
600,000	CA Municipal Finance Authority Charter School (Partnerships to Uplift Community)[1]	5.300		08/01/2047	616,734
6,970,000	CA Public Works[1]	5.750		03/01/2030	8,248,019
1,000,000	CA Public Works[1]	6.000		03/01/2035	1,228,170
1,345,000	CA Public Works[1]	6.625		11/01/2034	1,486,642
160,600,000	CA Silicon Valley Tobacco Securitization Authority	8.147	[3]	06/01/2056	1,972,168
82,250,000	CA Silicon Valley Tobacco Securitization Authority	8.435	[3]	06/01/2056	392,333
25,800,000	CA Silicon Valley Tobacco Securitization Authority	8.590	[3]	06/01/2041	2,517,306
70,785,000	CA Silicon Valley Tobacco Securitization Authority	8.994	[3]	06/01/2036	11,768,006
13,505,000	CA Silicon Valley Tobacco Securitization Authority	9.002	[3]	06/01/2047	1,133,070
1,145,000	CA Statewide CDA (Albert Einstein Academy)[1]	6.000		11/01/2032	1,154,068
1,730,000	CA Statewide CDA (Albert Einstein Academy)[1]	6.250		11/01/2042	1,750,985

4 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$10,000	CA Statewide CDA (Escrow Term)[1]	6.750%		09/01/2037	$10,201
2,019,578	CA Statewide CDA (Microgy Holdings)[2]	9.000		12/01/2038	17,792
1,500,000	CA Statewide CDA (Notre Dame de Namur University)[1]	6.625		10/01/2033	1,507,875
4,875,000	CA Statewide CDA (Sutter Health/California Pacific Medical Center Obligated Group)[1]	5.250		11/15/2048	5,499,390
2,250,000	CA Statewide CDA (Terraces at San Joaquin Gardens)[1]	6.000		10/01/2042	2,461,500
1,000,000	CA Statewide CDA (Terraces at San Joaquin Gardens)[1]	6.000		10/01/2047	1,090,030
200,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)[1]	5.600		09/01/2020	209,766
555,300,000	CA Statewide Financing Authority Tobacco Settlement	7.001	[3]	06/01/2055	6,352,632
260,000,000	CA Statewide Financing Authority Tobacco Settlement	7.876	[3]	06/01/2055	2,425,800
4,500,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	4,500,045
1,520,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	1,526,323
100,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	99,995
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.700		09/01/2020	48,313
200,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.875		09/01/2031	183,904
2,500,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)[1]	7.250		08/01/2033	2,871,575
10,465,000	Cerritos, CA Community College District[5]	5.250		08/01/2033	12,140,378
165,000	Chino, CA Community Facilities District Special Tax[1]	5.000		09/01/2026	167,120
930,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2023	947,345
1,440,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2036	1,406,938
11,255,000	Compton, CA Public Finance Authority[1]	5.000		09/01/2022	10,222,016
5,855,000	Compton, CA Public Finance Authority[1]	5.250		09/01/2027	5,072,655
1,440,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625		09/01/2039	1,576,238
33,000,000	Desert, CA Community College District[5]	5.000		08/01/2037	35,841,960
25,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	6.300		09/01/2022	25,165
820,000	Elsinore Valley, CA Municipal Water District Community Facilities District No. 2004-1[1]	6.625		09/01/2040	848,962
100,000	Fort Bragg, CA Redevel. Agency Tax Allocation[1]	5.300		05/01/2024	101,968
15,000,000	Grossmont, CA Union High School District[5]	5.500		08/01/2045	17,717,550
8,750,000	Hercules, CA Redevel. Agency Tax Allocation	5.000		08/01/2035	5,898,725

5 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$200,000	Imperial, CA Redevel. Agency Tax Allocation (Imperial Redevel.)[1]	5.000%		12/01/2036	$195,122
80,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[3]	06/01/2047	3,903,200
432,795,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.626	[3]	06/01/2057	5,522,464
1,000,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[3]	06/01/2057	12,760,000
1,490,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 4[1]	5.700		09/01/2034	1,510,443
400,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2028	414,068
350,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2029	362,261
310,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2030	320,794
350,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2031	362,128
500,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2032	517,220
1,000,000	Lake Elsinore, CA Public Financing Authority[1]	5.125		09/01/2030	1,004,720
1,000,000	Lake Elsinore, CA Unified School District Community Facilities District No. 04-3[1]	5.250		09/01/2029	1,006,980
1,320,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000		09/01/2033	1,352,182
3,250,000	Los Alamitos, CA Unified School District COP	0.000	[6]	08/01/2042	2,001,578
8,755,000	Los Angeles County, CA Unified School District[5]	5.000		01/01/2034	10,059,014
1,625,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750		09/01/2040	1,678,853
31,940,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[5]	5.375		05/15/2030	36,261,163
5,000,000	Los Angeles, CA Dept. of Water & Power[5]	5.000		07/01/2034	5,706,450
90,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700		06/20/2028	90,110
3,500,000	Los Angeles, CA Regional Airports Improvement Corp. (Air Canada)	8.750		10/01/2014	3,505,495
6,020,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.125		12/01/2024	6,130,949
104,085,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.500		12/01/2024	106,342,549
19,050,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.500		12/01/2024	19,419,189
11,740,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)	9.250		08/01/2024	11,814,784
26,875,000	Los Angeles, CA Unified School District[5]	5.000		07/01/2030	29,022,297
11,000,000	Los Angeles, CA Unified School District[5]	5.000		07/01/2032	12,429,010
30,000,000	Los Angeles, CA Unified School District[5]	5.000		07/01/2032	33,845,700
7,330,000	Los Angeles, CA Unified School District[5]	5.000		01/01/2034	8,422,632
10,550,000	Los Angeles, CA Unified School District[5]	5.000		01/01/2034	12,121,962
200,000	Maywood, CA Public Financing Authority[1]	7.000		09/01/2038	200,094
1,250,000	Modesto, CA Special Tax Community Facilities District No. 4[1]	5.150		09/01/2036	1,263,250

6 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$1,470,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax[1]	5.000%		09/01/2037	$1,476,718
11,535,000	Newport Beach, CA (Presbyterian Hoag Memorial Hospital)[5]	5.000		12/01/2024	12,301,371
20,000,000	Northern CA Tobacco Securitization Authority (TASC)	5.375		06/01/2038	18,160,200
115,975,000	Northern CA Tobacco Securitization Authority (TASC)	6.375	[3]	06/01/2045	3,633,497
2,825,000	Novato, CA Redevel. Agency (Hamilton Field Redevel.)[1]	6.750		09/01/2040	3,327,059
5,915,000	Palm Desert, CA Improvement Bond Act 1915[1]	5.100		09/02/2037	5,062,944
14,440,000	Paramount, CA Unified School District[1]	0.000	[6]	08/01/2045	9,975,441
15,435,000	Peralta, CA Community College District[5]	5.000		08/01/2035	15,908,082
1,000,000	Perris, CA Community Facilities District Special Tax[1]	5.300		09/01/2035	1,022,200
10,000	Perris, CA Public Financing Authority, Series A1	6.125		09/01/2034	10,379
26,351,000	River Rock, CA Entertainment Authority	8.000		11/01/2018	25,265,075
1,750,000	Riverside County, CA Redevel. Agency[1]	7.125		10/01/2042	2,128,508
400,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A1	5.300		09/01/2034	404,032
1,750,000	Sacramento County, CA COP[1]	5.750		02/01/2030	1,959,755
325,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[1]	5.625		09/01/2034	335,764
825,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[1]	5.750		09/01/2040	852,052
2,000,000	San Buenaventura, CA Community Memorial Health Systems[1]	8.000		12/01/2031	2,555,480
16,260,000	San Francisco, CA Bay Area Toll Authority[5]	5.125		04/01/2047	18,563,008
750,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750		08/01/2041	912,780
1,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000		08/01/2041	1,164,140
5,000,000	San Joaquin Hills, CA Transportation Corridor	6.250	[3]	01/15/2031	2,114,300
6,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750		06/01/2026	6,817,860
73,990,000	Silicon Valley CA Tobacco Securitization Authority	8.902	[3]	06/01/2047	6,207,761
28,690,000	Southern CA Tobacco Securitization Authority[1]	5.125		06/01/2046	25,853,133
195,570,000	Southern CA Tobacco Securitization Authority	6.383	[3]	06/01/2046	5,765,404
41,325,000	Southern CA Tobacco Securitization Authority	6.400	[3]	06/01/2046	1,162,059
143,080,000	Southern CA Tobacco Securitization Authority	7.100	[3]	06/01/2046	3,721,511
1,000,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	926,110
1,655,000	Stockton, CA Public Financing Authority, Series A1	5.250		09/01/2031	1,311,786
10,360,000	Stockton, CA Unified School District	5.784	[3]	08/01/2048	1,786,582
12,115,000	Stockton, CA Unified School District	5.920	[3]	08/01/2038	3,502,204
14,735,000	Stockton, CA Unified School District	5.950	[3]	08/01/2041	3,650,891
17,145,000	Stockton, CA Unified School District	5.950	[3]	08/01/2043	3,850,767

7 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$6,245,000	Stockton, CA Unified School District	6.000%[3]	08/01/2037	$1,905,162
1,335,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	5.875	06/01/2035	1,444,563
1,425,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	6.000	06/01/2045	1,541,836
2,000,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2040	1,996,960
4,000,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2042	3,993,760
5,425,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.450	09/01/2026	3,972,294
11,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.500	09/01/2036	7,444,910
2,030,000	Thousand Oaks, CA Community Facilities District	5.000	09/01/2022	2,077,015
6,015,000	Thousand Oaks, CA Community Facilities District	5.375	09/01/2031	6,158,638
4,625,000	Tustin, CA Community Facilities District Special Tax (Legacy/Columbus)[1]	6.000	09/01/2036	4,871,004
200,000	Upland, CA Community Facilities District (San Antonio)[1]	6.100	09/01/2034	207,064
3,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.500	09/01/2042	4,327,225
60,000	West Patterson, CA Financing Authority Special Tax[1]	6.700	09/01/2032	60,175
35,000	West Patterson, CA Financing Authority Special Tax Community Facilities District No. 2001-1-A1	6.500	09/01/2026	35,116
7,000,000	West Sacramento, CA Special Tax Community Facilities District No. 27[1]	7.000	09/01/2040	7,393,330
4,755,000	Western Placer, CA Unified School District[1]	5.750	08/01/2049	5,262,834
15,000,000	Westminster, CA Redevel. Agency[1]	5.750	11/01/2045	17,196,450
7,500,000	Westminster, CA Redevel. Agency[1]	6.250	11/01/2039	8,969,475
75,000	Woodland, CA Special Tax Community Facilities District No. 1[1]	6.000	09/01/2028	76,419

				1,285,490,263
Colorado—4.1%
1,750,000	Arkansas River, CO Power Authority[1]	6.125	10/01/2040	1,969,310
500,000	Castle Oaks, CO Metropolitan District[1]	6.125	12/01/2035	567,225
960,000	CO Andonea Metropolitan District No. 2[4]	6.125	12/01/2025	627,370
2,380,000	CO Andonea Metropolitan District No. 3[4]	6.250	12/01/2035	1,553,140
5,000,000	CO Arista Metropolitan District	6.750	12/01/2035	3,829,900
14,000,000	CO Arista Metropolitan District	9.250	12/01/2037	10,288,600
3,000,000	CO Beacon Point Metropolitan District[1]	6.125	12/01/2025	3,055,290
3,500,000	CO Beacon Point Metropolitan District[1]	6.250	12/01/2035	3,551,345
5,420,000	CO Central Marksheffel Metropolitan District	7.250	12/01/2029	5,481,517
1,000,000	CO Confluence Metropolitan District	5.400	12/01/2027	888,810
1,000,000	CO Copperleaf Metropolitan District No. 2	5.850	12/01/2026	830,990
1,850,000	CO Copperleaf Metropolitan District No. 2	5.950	12/01/2036	1,418,488
1,025,000	CO Country Club Highlands Metropolitan District[2]	7.250	12/01/2037	414,674
1,500,000	CO Crystal Crossing Metropolitan District[4]	6.000	12/01/2036	1,025,430

8 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Colorado Continued
$1,185,000	CO Educational and Cultural Facilities Authority (Carbon Valley Academy Charter School)	5.625%		12/01/2036	$944,137
1,262,000	CO Elbert and Highway 86 Metropolitan District	5.750		12/01/2036	920,023
4,475,000	CO Elbert and Highway 86 Metropolitan District[4]	7.500		12/01/2032	2,691,489
2,345,000	CO Elkhorn Ranch Metropolitan District	6.375		12/01/2035	2,197,335
640,000	CO Fallbrook Metropolitan District[1]	5.625		12/01/2026	583,469
1,800,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250		12/01/2040	1,927,476
50,000	CO Health Facilities Authority (CLC/CLCSF Obligated Group)[1]	6.250		01/01/2034	50,511
1,030,000	CO Health Facilities Authority Health & Residential Care Facilities (Volunteers of America)	5.300		07/01/2037	998,544
2,908,000	CO Heritage Todd Creek Metropolitan District[1]	5.500		12/01/2037	2,381,943
5,080,000	CO High Plains Metropolitan District[4]	6.250		12/01/2025	3,625,901
10,875,000	CO High Plains Metropolitan District[4]	6.250		12/01/2035	7,221,326
485,000	CO Horse Creek Metropolitan District[1]	5.750		12/01/2036	412,493
500,000	CO Huntington Trails Metropolitan District[1]	6.250		12/01/2036	517,110
1,700,000	CO Huntington Trails Metropolitan District[1]	8.250		12/01/2037	1,728,628
2,500,000	CO International Center Metropolitan District No. 3[1]	6.500		12/01/2035	2,185,700
1,105,000	CO Liberty Ranch Metropolitan District[4]	6.250		12/01/2036	988,898
1,875,000	CO Madre Metropolitan District No. 2	5.500		12/01/2036	1,440,431
2,800,000	CO Mountain Shadows Metropolitan District[4]	5.625		12/01/2037	2,308,768
1,610,000	CO Multifamily Hsg. Revenue Bond Pass-Through Certificates (MS Loveland/American International Obligated Group)[1]	6.000	[7]	11/01/2033	1,610,676
3,000,000	CO Murphy Creek Metropolitan District No. 3[4]	6.000		12/01/2026	1,493,220
10,060,000	CO Murphy Creek Metropolitan District No. 3[4]	6.125		12/01/2035	4,955,254
2,275,000	CO Neu Towne Metropolitan District[4]	7.250		12/01/2034	606,674
1,290,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2018	1,338,891
1,000,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2037	1,012,950
4,500,000	CO Northwest Metropolitan District No. 3[1]	6.125		12/01/2025	4,519,395
7,855,000	CO Northwest Metropolitan District No. 3[1]	6.250		12/01/2035	7,867,411
12,585,000	CO Park Valley Water and Sanitation Metropolitan District	6.000	[3]	12/15/2017	5,288,343
1,590,000	CO Potomac Farms Metropolitan District	7.250		12/01/2037	1,363,139
320,000	CO Potomac Farms Metropolitan District	7.625		12/01/2023	307,981
750,000	CO Prairie Center Metropolitan District No. 3[1]	5.250		12/15/2021	762,563
1,250,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	1,256,850
960,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	965,261
2,253,000	CO Regency Metropolitan District	5.750		12/01/2036	1,946,141
16,250,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000		01/15/2034	18,879,250
6,530,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000		01/15/2041	7,622,665
3,500,000	CO Regional Transportation District COP (Denver Transportation Partners)[1]	5.375		06/01/2031	3,986,255
1,750,000	CO Serenity Ridge Metropolitan District No. 2[4]	7.500		12/01/2034	846,283

9 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Colorado Continued
$500,000	CO Silver Peaks Metropolitan District	5.750%		12/01/2036	$342,325
5,093,000	CO Sorrell Ranch Metropolitan District	5.750		12/01/2036	5,143,370
1,720,000	CO Sorrell Ranch Metropolitan District[2]	6.750		12/15/2036	1,048,804
1,299,000	CO Stoneridge Metropolitan District[1]	5.625		12/01/2036	1,177,219
8,000,000	CO Talon Pointe Metropolitan District[4]	8.000		12/01/2039	8,251,760
655,000	CO Todd Creek Farms Metropolitan District No. 1[2]	6.125		12/01/2019	327,068
695,000	CO Traditions Metropolitan District No. 2[1]	5.750		12/01/2036	687,883
4,390,000	CO Traditions Metropolitan District No. 2 CAB	0.000	[6]	12/15/2037	4,168,305
3,680,000	CO Waterview I Metropolitan District	8.000		12/15/2032	3,789,517
500,000	CO Wheatlands Metropolitan District[1]	6.000		12/01/2025	476,225
2,500,000	CO Wheatlands Metropolitan District[1]	6.125		12/01/2035	2,245,575
4,000,000	CO Wheatlands Metropolitan District No. 2	8.250		12/15/2035	4,076,360
500,000	CO Wyndham Hill Metropolitan District[1]	6.250		12/01/2025	495,165
892,000	CO Wyndham Hill Metropolitan District[1]	6.375		12/01/2035	874,686
17,995,000	Colorado Springs, CO Urban Renewal (University Village Colorado)	7.000		12/01/2029	12,115,854
52,375,000	Denver, CO City & County Airport Special Facilities (United Air Lines)[1]	5.250		10/01/2032	53,699,564
35,200,000	Denver, CO City & County Airport Special Facilities (United Air Lines)[1]	5.750		10/01/2032	36,929,728
950,000	Denver, CO International Business Center Metropolitan District No. 1[1]	5.000		12/01/2030	1,008,729
1,700,000	Denver, CO International Business Center Metropolitan District No. 1[1]	5.375		12/01/2035	1,814,325
675,000	Eagle County, CO Airport Terminal Corp.[1]	5.250		05/01/2020	704,869
500,000	Harvest Junction, CO Metropolitan District[1]	5.000		12/01/2030	518,285
200,000	Harvest Junction, CO Metropolitan District[1]	5.200		12/01/2032	208,500
500,000	Harvest Junction, CO Metropolitan District[1]	5.375		12/01/2037	522,840
750,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125		12/01/2034	821,430
20,183,519	Woodmen Heights, CO Metropolitan District No. 1	0.000	[6]	12/15/2041	7,974,710
5,577,763	Woodmen Heights, CO Metropolitan District No. 1[1]	6.000		12/01/2041	5,399,888

					290,078,457
Connecticut—0.1%
470,000	Georgetown, CT Special Taxing District[2]	5.125		10/01/2036	188,597
3,750,000	Mashantucket, CT Western Pequot Tribe, Series B2	5.500		09/01/2036	1,768,163
1,750,000	Mashantucket, CT Western Pequot Tribe, Series B2	5.750		09/01/2027	825,055
6,000,000	Mashantucket, CT Western Pequot Tribe, Series B2,8	6.500		09/01/2031	2,823,840

					5,605,655
Delaware—0.1%
1,400,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450		07/01/2035	1,222,550
6,927,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450		07/01/2036	5,510,636

					6,733,186

10 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
District of Columbia—3.3%
$10,000,000	District of Columbia (Howard University)[1]	6.250%		10/01/2032	$12,021,600
25,610,000	District of Columbia (Howard University)[1]	6.500		10/01/2041	31,031,125
5,000,000	District of Columbia (National Public Radio)[5]	5.000		04/01/2035	5,549,600
28,525,000	District of Columbia (National Public Radio)[5]	5.000		04/01/2043	30,348,267
3,200,000	District of Columbia Center for Strategic & International Studies[1]	6.375		03/01/2031	3,476,704
2,000,000	District of Columbia Center for Strategic & International Studies[1]	6.625		03/01/2041	2,191,440
85,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.250		05/15/2024	85,847
32,680,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	33,578,046
1,375,680,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.897	[3]	06/15/2055	13,096,474
1,055,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	7.250	[3]	06/15/2055	8,840,900
29,315,000	Metropolitan Washington D.C. Airport Authority[5]	5.000		10/01/2032	32,102,830
16,615,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)[1]	0.000	[6]	10/01/2041	16,984,351
38,630,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road-Metrorail)[1]	0.000	[6]	10/01/2044	34,639,907
12,100,000	Metropolitan Washington D.C. Airport Authority, Series B5	5.000		10/01/2034	12,691,813

					236,638,904
Florida—11.4%
300,000	Aberdeen, FL Community Devel. District[2]	5.500		11/01/2011	153,843
750,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)[1]	8.000		10/01/2032	924,195
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)[1]	8.000		10/01/2042	1,222,930
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)[1]	8.000		10/01/2046	1,218,710
8,000,000	Alachua County, FL Industrial Devel. Revenue (North Florida Retirement Village)	5.875		11/15/2042	8,006,080
5,280,000	Amelia Concourse, FL Community Devel. District[2]	5.750		05/01/2038	2,098,378
165,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250		05/01/2016	162,264
13,820,000	Arlington Ridge, FL Community Devel. District[4]	5.500		05/01/2036	5,482,256
2,100,000	Avelar Creek, FL Community Devel. District[1]	5.375		05/01/2036	2,065,959
1,045,000	Avignon Villages, FL Community Devel. District[2]	5.300		05/01/2014	261,605
755,000	Avignon Villages, FL Community Devel. District[2]	5.400		05/01/2037	189,075
14,970,000	Baker, FL Correctional Devel. Corp. (Detention Center)	7.500		02/01/2030	14,918,054
2,090,000	Bay Laurel Center, FL Community Devel. District Special Assessment[1]	5.450		05/01/2037	2,001,071
225,000	Bayshore, FL Hsg. Corp.[2]	8.000		12/01/2016	54,281
9,845,000	Baywinds, FL Community Devel. District	5.250		05/01/2037	5,239,214

11 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$4,150,000	Baywinds, FL Community Devel. District	7.020%	05/01/2022	$3,002,401
10,640,000	Bella Verde, FL Golf Community Devel. District[2]	7.250	05/15/2009	5,319,787
7,555,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)[1]	6.000	10/01/2042	7,592,322
10,000,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1]	7.375	05/01/2034	10,004,700
9,625,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1]	7.500	05/01/2034	9,630,486
3,715,000	Boynton Village, FL Community Devel. District Special Assessment[2]	6.000	05/01/2038	3,418,394
345,000	Broward County, FL HFA (Single Family)[1]	5.000	10/01/2039	345,969
15,000	Broward County, FL HFA (Stirling Apartments)[1]	5.600	10/01/2018	15,015
125,000	Broward County, FL HFA (Stirling Apartments)[1]	5.750	04/01/2038	125,079
5,845,000	Buckeye Park, FL Community Devel. District[2]	7.875	05/01/2038	2,659,533
740,000	Cascades, FL Groveland Community Devel. District[1]	5.300	05/01/2036	601,531
25,480,000	CFM, FL Community Devel. District, Series A2	6.250	05/01/2035	10,947,227
12,480,000	Chapel Creek, FL Community Devel. District Special Assessment[2]	5.500	05/01/2038	5,251,709
26,530,000	Clearwater Cay, FL Community Devel. District[2]	5.500	05/01/2037	10,125,705
16,095,000	Concord Stations, FL Community Devel. District	5.300	05/01/2035	10,481,708
4,700,000	Copperstone, FL Community Devel. District[1]	5.200	05/01/2038	3,990,817
3,230,000	Creekside, FL Community Devel. District[2]	5.200	05/01/2038	1,359,023
2,625,000	Crosscreek, FL Community Devel. District[2]	5.500	05/01/2017	1,131,008
1,255,000	Crosscreek, FL Community Devel. District[2]	5.600	05/01/2039	540,980
8,900,000	Cypress Creek of Hillsborough County, FL Community Devel. District	5.350	05/01/2037	6,257,590
45,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	45,035
80,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650	09/01/2017	80,215
1,500,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	1,500,390
35,000	Dade County, FL Res Rec[1]	5.500	10/01/2013	35,151
7,745,000	Deer Run, FL Community Devel. District Special Assessment[2]	7.625	05/01/2039	3,874,049
1,940,000	Durbin Crossing, FL Community Devel. District Special Assessment[2]	5.250	11/01/2015	1,650,765
3,130,000	East Homestead, FL Community Devel. District[1]	5.375	05/01/2036	2,414,075
2,185,000	East Park, FL Community Devel. District Special Assessment[2]	7.500	05/01/2039	98,369
1,015,000	Easton Park, FL Community Devel. District[1]	5.200	05/01/2037	1,015,650
3,085,000	FL Capital Trust Agency (American Opportunity)[2]	5.750	06/01/2023	1,758,080
2,000,000	FL Capital Trust Agency (American Opportunity)[2]	5.875	06/01/2038	1,139,760
940,000	FL Capital Trust Agency (American Opportunity)[2]	7.250	06/01/2038	5,217
685,000	FL Capital Trust Agency (American Opportunity)[2]	8.250	06/01/2038	5,617
6,718,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2]	7.000	07/15/2032	3,021,824
12,500,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2]	8.260	07/15/2038	5,622,625

12 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$1,750,000	FL Capital Trust Agency (Miami Community Charter School)	7.000%	10/15/2040	$1,878,905
4,480,000	FL Capital Trust Agency (Windsor Cove Apartments)[1]	5.000	11/01/2047	4,480,538
2,230,000	FL Gateway Services Community Devel. District (Sun City Center)[1]	6.500	05/01/2033	2,245,855
1,330,000	FL Gateway Services District (Water & Sewer)[1]	6.000	10/01/2019	1,350,030
20,000	FL HFA (Spinnaker Cove Apartments)[1]	6.500	07/01/2036	20,147
1,345,000	FL HFA (St. Cloud Village Associates)	8.000	02/15/2030	1,300,319
95,000	FL HFA (Stoddert Arms Apartments)[1]	6.250	09/01/2026	95,101
75,000	FL HFC (Brittany of Rosemont)[1]	6.250	07/01/2035	75,065
45,000	FL HFC (Grande Pointe Apartments)[1]	6.000	07/01/2038	45,640
10,000	FL HFC (River Trace Senior Apartments)[1]	5.800	01/01/2041	10,014
4,845,000	FL HFC (Westchase Apartments)	6.610	07/01/2038	3,563,449
25,000	FL HFC (Westwood Apartments)[1]	5.400	02/01/2039	25,027
8,020,000	FL Island at Doral III Community Devel. District Special Assessment[1]	5.900	05/01/2035	8,037,644
3,400,000	FL Lake Ashton II Community Devel. District[4]	5.375	05/01/2036	2,594,982
1,500,000	FL Parker Road Community Devel. District[2]	5.350	05/01/2015	729,450
1,415,000	FL Parker Road Community Devel. District[4]	5.600	05/01/2038	689,501
1,470,000	Flora Ridge, FL Educational Facilities Benefit District[1]	5.300	05/01/2037	1,343,477
3,208,132	Forest Creek, FL Community Devel. District[4,9]	5.450	05/01/2036	2,120,287
1,405,000	Forest Creek, FL Community Devel. District[1]	5.450	05/01/2036	1,419,303
35,000	Forest Creek, FL Community Devel. District[4,9]	7.000	11/01/2013	34,812
7,905,000	Glades, FL Correctional Devel. Corp. (Glades County Detention)[1]	7.375	03/01/2030	8,074,958
3,275,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District	5.500	05/01/2038	3,111,479
5,450,000	Hammocks, FL Community Devel. District Special Assessment[1]	5.500	05/01/2037	5,105,724
1,945,000	Harbor Bay, FL Community Devel. District[1]	6.750	05/01/2034	1,971,763
3,400,000	Harrison Ranch, FL Community Devel. District[1]	5.300	05/01/2038	3,412,138
10,550,000	Heritage Bay, FL Community Devel. District[1]	5.500	05/01/2036	10,636,616
16,815,000	Heritage Harbour North, FL Community Devel. District[1]	6.375	05/01/2038	16,495,851
1,910,000	Heritage Plantation, FL Community Devel. District[2]	5.100	11/01/2013	766,197
3,480,000	Heritage Plantation, FL Community Devel. District[4]	5.400	05/01/2037	1,396,976
930,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A2	5.500	05/01/2036	376,920
13,500,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[5]	5.125	11/15/2032	14,988,510
10,000,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[5]	5.250	11/15/2036	11,102,600
4,835,000	Highlands, FL Community Devel. District[2]	5.550	05/01/2036	3,003,260
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)	7.125	04/01/2030	2,006,660

13 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$7,535,000	Hillsborough County, FL IDA (Senior Care Group)[1]	6.700%	07/01/2021	$7,546,378
6,035,000	Hillsborough County, FL IDA (Senior Care Group)[1]	6.750	07/01/2029	6,041,216
10,930,000	Indigo, FL Community Devel. District[4]	5.750	05/01/2036	5,566,977
3,370,000	Jacksonville, FL Health Facilities Authority (Mental Health Center of Jacksonville)[1]	7.000	10/01/2029	3,372,089
1,070,000	Keys Cove, FL Community Devel. District[1]	5.875	05/01/2035	1,150,079
17,000,000	Lakeland, FL Energy System[5]	5.250	10/01/2036	21,648,480
2,000,000	Lakeside Landings, FL Devel. District[2]	5.250	05/01/2014	821,820
750,000	Lakeside Landings, FL Devel. District[2]	5.500	05/01/2038	308,408
8,525,000	Lakewood Ranch, FL Stewardship District[1]	5.500	05/01/2036	6,747,538
16,105,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[1]	5.400	05/01/2037	14,175,460
1,100,000	Legends Bay, FL Community Devel. District	5.500	05/01/2014	1,010,878
4,030,000	Legends Bay, FL Community Devel. District	5.875	05/01/2038	2,863,597
100,000	Leon County, FL Educational Facilities Authority (Southgate Residence Hall)	6.750	09/01/2028	99,610
1,275,000	Liberty County, FL Revenue (Twin Oaks)	8.250	07/01/2028	1,290,517
1,255,000	Madison County, FL Mtg. (Twin Oaks)	6.000	07/01/2025	1,249,528
5,000,000	Magnolia Creek, FL Community Devel. District[2]	5.600	05/01/2014	1,750,650
5,360,000	Magnolia Creek, FL Community Devel. District[2]	5.900	05/01/2039	1,876,697
2,805,000	Magnolia West, FL Community Devel. District Special Assessment[2]	5.350	05/01/2037	1,547,911
2,800,000	Main Street, FL Community Devel. District	6.800	05/01/2038	2,795,324
1,270,000	Mediterra South, FL Community Devel. District	6.375	05/01/2034	1,288,428
210,000	Miami-Dade County, FL Aviation[1]	5.125	10/01/2035	210,672
15,000,000	Miami-Dade County, FL Aviation (Miami International Airport)[5]	5.000	10/01/2040	16,466,550
2,700,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.375	10/01/2035	3,085,047
16,975,000	Miami-Dade County, FL Building Better Communities[5]	5.000	07/01/2041	18,993,625
10,000,000	Miami-Dade County, FL School Board COP[5]	5.000	02/01/2027	11,129,200
10,000,000	Miami-Dade County, FL School Board COP[5]	5.250	02/01/2027	11,260,900
50,000,000	Miami-Dade County, FL School Board COP[5]	5.375	02/01/2034	55,656,500
1,954,000	Miromar Lakes, FL Community Devel. District[1]	5.375	05/01/2032	1,991,693
17,855,000	Miromar Lakes, FL Community Devel. District[1]	6.875	05/01/2035	17,794,829
12,570,000	Montecito, FL Community Devel. District[2]	5.100	05/01/2014	5,235,531
5,525,000	Montecito, FL Community Devel. District[4]	5.500	05/01/2037	2,302,986
620,000	Moody River, FL Estates Community Devel. District[1]	5.350	05/01/2036	440,907
15,060,000	Myrtle Creek, FL Improvement District Special Assessment[1]	5.200	05/01/2037	14,044,504
10,745,000	Nassau County, FL (Nassau Care Centers)	6.900	01/01/2038	11,016,849
5,305,000	Naturewalk, FL Community Devel. District[4]	5.300	05/01/2016	2,661,359
6,320,000	Naturewalk, FL Community Devel. District[4]	5.500	05/01/2038	3,172,324
12,500,000	North Springs, FL Improvement District (Parkland Golf-Country Club)[1]	5.450	05/01/2026	12,419,500

14 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$3,695,000	Oak Creek, FL Community Devel. District Special Assessment[1]	5.800%	05/01/2035	$3,592,205
2,515,000	Old Palm, FL Community Devel. District (Palm Beach Gardens)[1]	5.375	05/01/2014	2,546,186
1,425,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	8.875	07/01/2021	1,431,954
2,850,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	9.000	07/01/2031	2,863,253
750,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2032	767,865
5,000	Orange County, FL HFA (Park Avenue Villas)[1]	5.250	09/01/2031	5,006
3,750,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[2]	7.000	07/01/2036	1,124,550
13,000,000	Palm Beach County, FL Health Facilities Authority (Bethesda Healthcare System)[1]	5.250	07/01/2040	14,322,620
55,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)[1]	6.100	08/01/2029	55,109
13,095,000	Palm Coast Park, FL Community Devel. District Special Assessment	5.700	05/01/2037	9,194,000
2,600,000	Palm Glades, FL Community Devel. District[1]	5.300	05/01/2036	2,610,712
6,280,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.125	05/01/2039	6,792,197
1,850,000	Palm River, FL Community Devel. District[2]	5.150	05/01/2014	737,614
1,565,000	Palm River, FL Community Devel. District[2]	5.375	05/01/2036	624,466
1,465,000	Panther Trails, FL Community Devel. District[1]	5.600	05/01/2036	1,482,668
1,495,000	Parkway Center, FL Community Devel. District, Series A1	6.300	05/01/2034	1,359,418
5,995,000	Pine Ridge Plantation, FL Community Devel. District[2]	5.400	05/01/2037	4,036,254
2,250,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	7.125	09/15/2041	2,575,800
4,605,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[1]	5.650	05/01/2037	4,489,921
25,000	Pinellas County, FL HFA (Single Family Hsg.)[1]	5.200	03/01/2037	25,442
1,805,000	Poinciana West, FL Community Devel. District Special Assessment[1]	6.000	05/01/2037	1,824,133
1,400,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[1]	5.350	07/01/2027	1,336,972
10,100,000	Portico, FL Community Devel. District	5.450	05/01/2037	7,106,764
3,005,000	Portofino Cove, FL Community Devel. District Special Assessment[2]	5.500	05/01/2038	1,193,316
5,905,000	Portofino Isles, FL Community Devel. District (Portofino Court)[2]	5.600	05/01/2036	1,749,474
1,000,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.200	05/01/2017	396,950
1,955,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.400	05/01/2038	776,350
2,470,000	Portofino Vista, FL Community Devel. District[2]	5.000	05/01/2014	980,121

15 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Florida Continued
$2,810,000	Quarry, FL Community Devel. District[1]	5.500%		05/01/2036	$2,632,605
445,000	Renaissance Commons, FL Community Devel. District, Series A1	5.600		05/01/2036	383,612
7,200,000	Reunion East, FL Community Devel. District[4]	5.800		05/01/2036	3,960,360
3,070,000	Reunion East, FL Community Devel. District[4]	7.375		05/01/2033	1,688,654
6,930,000	Reunion East, FL Community Devel. District[1]	7.375		05/01/2033	7,071,926
4,910,000	Ridgewood Trails, FL Community Devel. District[4]	5.650		05/01/2038	2,460,106
8,635,000	River Bend, FL Community Devel. District	5.450		05/01/2035	6,415,201
5,795,000	River Bend, FL Community Devel. District[2]	7.125		11/01/2015	1,334,646
7,890,000	River Glen, FL Community Devel. District Special Assessment[2]	5.450		05/01/2038	3,219,515
2,650,000	Rolling Hills, FL Community Devel. District[4]	5.125		11/01/2013	1,047,492
8,210,000	Rolling Hills, FL Community Devel. District[4]	5.450		05/01/2037	3,245,249
200,000	Santa Rosa Bay, FL Bridge Authority	6.250		07/01/2028	134,000
1,895,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500		07/01/2040	2,056,018
4,265,000	Seminole County, FL IDA (Progressive Health)[1]	7.500		03/01/2035	4,293,192
775,000	Six Mile Creek, FL Community Devel. District[4]	5.500		05/01/2017	321,641
8,625,000	Six Mile Creek, FL Community Devel. District[4]	5.875		05/01/2038	3,579,548
6,900,000	South Bay, FL Community Devel. District[2]	5.125		11/01/2009	2,691,069
14,510,000	South Bay, FL Community Devel. District[2]	5.375		05/01/2014	3,170,580
16,775,000	South Bay, FL Community Devel. District[2]	5.950		05/01/2036	6,542,418
1,720,000	South Fork East, FL Community Devel. District	0.000	[6]	11/01/2020	1,343,251
4,000,000	South Fork East, FL Community Devel. District	0.000	[6]	05/01/2038	2,686,520
10,560,000	South Fork East, FL Community Devel. District	5.350		05/01/2036	9,384,989
1,030,000	South Fork, FL Community Devel. District Special Assessment[1]	6.150		05/01/2033	1,046,727
3,400,000	St. John’s Forest, FL Community Devel. District, Series A1	6.125		05/01/2034	3,414,212
3,100,000	St. Johns County, FL IDA (Glenmoor Health Care)	5.375		01/01/2040	2,210,610
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	5.875		08/01/2040	3,922,240
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000		08/01/2045	3,947,230
1,000,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250		10/01/2041	879,170
1,000,000	Tavares, FL First Mtg. (Osprey Lodge Lakeview)	8.375		07/01/2036	1,057,620
1,360,000	Tavares, FL First Mtg. (Osprey Lodge Lakeview)	8.750		07/01/2046	1,440,702
16,765,000	Tern Bay, FL Community Devel. District[2]	5.000		05/01/2015	4,165,432
19,075,000	Tern Bay, FL Community Devel. District[2]	5.375		05/01/2037	4,740,710
2,685,000	Town Center, FL at Palm Coast Community Devel. District[1]	6.000		05/01/2036	2,262,139
4,950,000	Treeline, FL Preservation Community Devel. District[4]	6.800		05/01/2039	2,433,173
670,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.250		05/01/2037	505,729
1,290,000	Two Creeks, FL Community Devel. District	5.250		05/01/2037	984,244
9,840,000	Verandah East, FL Community Devel. District[1]	5.400		05/01/2037	5,842,598
7,250,000	Verano Center, FL Community Devel. District[1]	5.375		05/01/2037	5,424,160

16 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Florida Continued
$2,400,000	Villa Portofino East, FL Community Devel. District[1]	5.200%		05/01/2037	$2,160,240
1,265,000	Villa Vizcaya, FL Community Devel. District Special Assessment[2]	5.550		05/01/2039	639,293
1,955,000	Villages of Westport, FL Community Devel. District[4]	5.400		05/01/2020	1,445,156
8,340,000	Villages of Westport, FL Community Devel. District[4]	5.700		05/01/2035	4,998,412
2,595,000	Villagewalk of Bonita Springs, FL Community Devel. District[1]	5.150		05/01/2038	2,295,952
4,395,000	Waterford Estates, FL Community Devel. District Special Assessment[2]	5.125		05/01/2014	1,312,391
3,350,000	Waterford Estates, FL Community Devel. District Special Assessment[2]	5.500		05/01/2037	1,000,913
3,500,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.125		11/01/2014	2,862,265
2,265,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.375		05/01/2039	1,183,463
3,190,000	Waterlefe, FL Community Devel. District Golf Course[2]	8.125		10/01/2025	237,049
9,510,000	Waters Edge, FL Community Devel. District	0.000	[6]	05/01/2039	4,482,348
141,000	Waters Edge, FL Community Devel. District[1]	5.350		05/01/2039	142,555
14,800,000	Waterstone, FL Community Devel. District[2]	5.500		05/01/2018	5,938,944
2,300,000	West Villages, FL Improvement District[2]	5.350		05/01/2015	1,777,417
15,005,000	West Villages, FL Improvement District[2]	5.500		05/01/2037	6,715,638
20,600,000	West Villages, FL Improvement District[4]	5.500		05/01/2038	9,640,594
18,550,000	West Villages, FL Improvement District[2]	5.800		05/01/2036	8,918,098
14,925,000	Westridge, FL Community Devel. District[2]	5.800		05/01/2037	5,689,112
11,210,000	Westside, FL Community Devel. District[4]	5.650		05/01/2037	4,814,583
17,340,000	Westside, FL Community Devel. District[2]	7.200		05/01/2038	7,370,540
7,420,000	Wyld Palms, FL Community Devel. District[2]	5.400		05/01/2015	2,302,945
4,340,000	Wyld Palms, FL Community Devel. District[2]	5.500		05/01/2038	1,347,527
3,830,000	Zephyr Ridge, FL Community Devel. District[2]	5.250		05/01/2014	1,525,910
2,665,000	Zephyr Ridge, FL Community Devel. District[2]	5.625		05/01/2037	1,062,536

					814,413,969
Georgia—1.3%
60,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200		03/01/2027	60,130
25,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200		03/01/2029	25,049
30,000	Americus-Sumter County, GA Hospital Authority (South Georgia Methodist Home for the Aging)[1]	6.250		05/15/2016	30,058
1,770,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.250		07/01/2014	1,504,553
3,000,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.250		07/01/2036	1,950,090
4,300,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500		01/01/2031	5,376,763
760,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500		01/01/2031	950,312

17 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Georgia Continued
$140,000	Atlanta, GA Urban Residential Finance Authority (Spring Branch Apartments)[2]	4.250%	04/01/2026	$19,583
170,000	Charlton County, GA Solid Waste Management Authority (Chesser Island Road Landfill)[1]	7.375	04/01/2018	170,134
10,000	Cherokee County, GA Hospital Authority (RT Jones Memorial Hospital)[1]	7.300	12/01/2013	10,288
50,000	Crisp County, GA Devel. Authority (International Paper Company)[1]	6.200	02/01/2020	50,212
425,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	425,757
1,435,000	Franklin County, GA Industrial Building Authority (Emmanuel College)	5.750	11/01/2025	1,432,460
1,380,000	Franklin County, GA Industrial Building Authority (Emmanuel College)	6.000	11/01/2032	1,373,721
10,625,000	Franklin County, GA Industrial Building Authority (Emmanuel College)	6.250	11/01/2043	10,640,088
31,945,000	Fulton County, GA Devel. Authority (PHC)[5]	5.000	06/15/2029	36,230,389
13,730,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group)[5]	5.250	06/15/2037	15,540,705
2,770,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.000	07/01/2029	2,800,941
1,000,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.125	07/01/2042	1,006,360
24,150,000	Irwin County, GA COP[2]	8.000	08/01/2037	8,121,645
2,000,000	Marietta, GA Devel. Authority (University Facilities)[1]	7.000	06/15/2039	2,159,980
380,000	Savannah, GA EDA (Skidway Health & Living Services)	6.850	01/01/2019	390,834
1,055,000	Savannah, GA EDA (Skidway Health & Living Services)	7.400	01/01/2024	1,084,529
2,985,000	Savannah, GA EDA (Skidway Health & Living Services)	7.400	01/01/2034	3,062,312

				94,416,893
Hawaii—0.1%
400,000	HI Dept. of Transportation (Continental Airlines)	5.625	11/15/2027	400,000
5,915,000	HI Dept. of Transportation (Continental Airlines)[1]	7.000	06/01/2020	5,916,952
3,000,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.300	07/01/2022	3,005,430

				9,322,382
Idaho—0.0%
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.350	01/01/2025	5,107
1,800,000	Nampa, ID Local Improvement District No. 148	6.625	09/01/2030	1,843,506

				1,848,613
Illinois—6.7%
1,000,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)	5.625	01/01/2018	924,120
3,900,000	Bolingbrook, IL Will and Du Page Counties Wastewater Facilities (Crossroads Treatment)[1]	6.600	01/01/2035	3,743,571

18 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Illinois Continued
$10,000,000	Bridgeview, IL GO1	5.000%		12/01/2042	$10,492,700
30,685,000	Caseyville, IL Tax (Forest Lakes)[4]	7.000		12/30/2022	1,538,546
5,000,000	Chicago, IL Board of Education[1]	5.000		12/01/2041	5,407,350
32,500,000	Chicago, IL GO5	5.250		01/01/2033	35,418,500
165,000	Chicago, IL Midway Airport, Series A1	5.125		01/01/2035	165,520
65,000	Chicago, IL Midway Airport, Series B1	5.625		01/01/2029	65,233
35,000	Chicago, IL Multifamily Hsg. (Cottage View Terrace)[1]	6.125		02/20/2042	35,063
8,000,000	Chicago, IL Transit Authority Sales Tax Receipts[1]	5.250		12/01/2040	9,167,600
10,032,000	Cortland, IL Special Tax (Sheaffer System)[4]	5.500		03/01/2017	6,186,534
915,000	Country Club Hills, IL GO1	5.000		12/01/2026	977,458
965,000	Country Club Hills, IL GO1	5.000		12/01/2027	1,028,343
1,010,000	Country Club Hills, IL GO1	5.000		12/01/2028	1,073,650
1,060,000	Country Club Hills, IL GO1	5.000		12/01/2029	1,124,490
1,120,000	Country Club Hills, IL GO1	5.000		12/01/2030	1,184,736
1,175,000	Country Club Hills, IL GO1	5.000		12/01/2031	1,241,905
2,425,000	Country Club Hills, IL GO1	5.000		12/01/2032	2,557,817
355,000	Deerfield, IL (Chicagoland Conservative Jewish High School Foundation)	6.000	[3]	10/01/2031	80,507
669,000	Deerfield, IL (Chicagoland Conservative Jewish High School Foundation)	6.000		10/01/2042	552,520
1,000,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625		03/01/2036	1,017,850
1,585,000	Franklin Park, IL GO1	6.250		07/01/2030	1,891,048
3,750,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[2]	5.375		03/01/2016	1,314,263
1,375,000	Godfrey, IL (United Methodist Village)[1]	5.875		11/15/2029	899,470
6,165,000	Harvey, IL GO	5.500		12/01/2027	6,174,556
2,500,000	Harvey, IL GO	5.625		12/01/2032	2,500,350
10,960,000	IL Educational Facilities Authority (Plum Creek Rolling Meadows)[1]	6.500		12/01/2037	11,271,812
41,175,000	IL Finance Authority (Advocate Health Care)[5]	5.375		04/01/2044	47,247,076
11,000,000	IL Finance Authority (Advocate Health Care)[5]	5.375		04/01/2044	12,622,170
685,000	IL Finance Authority (Advocate Health Care)[1]	5.375		04/01/2044	786,017
20,000,000	IL Finance Authority (Advocate Health Care)[5]	5.500		04/01/2044	23,097,400
3,195,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.375		09/01/2035	3,213,882
145,000	IL Finance Authority (Bridgeway/Bridgeway Foundation/Occupation Devel. Center Obligated Group)	4.625		07/01/2027	116,931
5,000,000	IL Finance Authority (CDHS/CDHA)[5]	5.375		11/01/2039	5,723,500
12,500,000	IL Finance Authority (Central Dupage Health)[5]	5.500		11/01/2039	14,444,000
4,655,000	IL Finance Authority (DeKalb Supportive Living)[1]	6.100		12/01/2041	4,692,287
1,800,000	IL Finance Authority (Franciscan Communities)[1]	5.125		05/15/2043	1,854,828
1,500,000	IL Finance Authority (Franciscan Communities)[1]	5.250		05/15/2047	1,544,805
2,250,000	IL Finance Authority (Franciscan Communities)[1]	5.500		05/15/2027	2,380,343

19 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Illinois Continued
$2,000,000	IL Finance Authority (Friendship Village Schaumburg)[1]	5.375%	02/15/2025	$2,029,820
2,030,000	IL Finance Authority (Friendship Village Schaumburg)[1]	5.625	02/15/2037	2,053,223
30,000,000	IL Finance Authority (Illinois River Energy)	8.500	07/01/2019	22,369,200
1,000,000	IL Finance Authority (Lake Forest College)[1]	6.000	10/01/2048	1,115,560
3,000,000	IL Finance Authority (LH&S/LH&SFTA/LHFTA Obligated Group)[1]	5.625	05/15/2042	3,153,900
850,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2026	878,815
1,500,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2039	1,522,605
3,265,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[1]	5.000	08/15/2024	3,286,059
3,640,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[1]	5.125	08/15/2028	3,655,506
21,000,000	IL Finance Authority (Provena Health)[1]	7.750	08/15/2034	26,992,140
1,090,000	IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)[1]	7.250	11/01/2030	1,381,030
11,970,000	IL Finance Authority (St. Anthony Lassing)	6.500	12/01/2032	12,330,417
1,500,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2040	1,810,785
5,775,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2046	6,971,522
2,850,000	IL Finance Authority (Uno Charter School Network)[1]	7.125	10/01/2041	3,363,342
8,700,000	IL Health Facilities Authority	6.900	11/15/2033	6,525,174
40,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[5]	5.500	06/15/2050	44,804,000
7,140,000	Lake County, IL Special Service Area No. 8[2]	7.125	03/01/2037	3,606,485
500,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	5.500	01/01/2036	328,265
13,635,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	7.125	01/01/2036	9,157,266
2,950,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[2]	5.750	03/01/2022	590,059
4,000,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[2]	6.125	03/01/2040	800,080
1,778,000	Manhattan, IL Special Service Area Special Tax (Lakeside Towns Liberty)[2]	5.750	03/01/2022	578,579
134,000	Peoria, IL Hsg. (Peoria Oak Woods Apartments)[1]	7.750	10/15/2033	134,068
3,500,000	Plano, IL Special Service Area No. 5	6.000	03/01/2036	3,431,470
4,615,000	Quad Cities, IL Regional EDA (Heritage Woods Moline)[1]	6.000	12/01/2041	4,528,146
5,975,000	Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)	6.375	08/01/2040	3,916,613
162	Robbins, IL Res Rec (Robbins Res Rec Partners)[1]	7.250	10/15/2024	164
2,500,000	Southwestern IL Devel. Authority (Comprehensive Mental Health Center)	6.625	06/01/2037	2,591,875
1,500,000	Southwestern IL Devel. Authority (Eden Retirement Center)	5.850	12/01/2036	1,294,395

20 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Illinois Continued
$14,490,000	Southwestern IL Devel. Authority (Local Government Programming)[1]	7.000%	10/01/2022	$15,148,571
5,755,000	Southwestern IL Devel. Authority (Village of Sauget)[1]	5.625	11/01/2026	4,925,820
15,230,000	Southwestern IL Devel. Authority Solid Waste Disposal (Center Ethanol Company)	8.250	12/01/2019	11,269,591
12,795,000	Upper, IL River Valley Devel. Authority (DeerPath Huntley)	6.500	12/01/2032	13,180,257
8,120,000	Upper, IL River Valley Devel. Authority (Living Springs McHenry)[1]	6.100	12/01/2041	8,123,573
3,025,000	Vernon Hills, IL Tax Increment (Town Center)[1]	6.250	12/30/2026	3,035,588
3,075,000	Volo Village, IL Special Service Area (Lancaster Falls)[1]	5.750	03/01/2036	3,088,868
5,500,000	Volo Village, IL Special Service Area (Remington Pointe)[1]	6.450	03/01/2034	5,527,610
2,000,000	Will-Kankakee, IL Regional Devel. Authority (Senior Estates Supportive Living)[1]	7.000	12/01/2042	2,095,180
6,390,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875	03/01/2036	6,593,330

				473,947,702
Indiana—1.3%
965,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[1]	8.000	12/01/2045	1,053,539
1,150,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[1]	9.000	12/01/2045	1,244,841
15,310,000	Bluffton, IN Solid Waste Disposal Facility (Bluffton Subordinate Industrial Bio-Energy)	7.500	09/01/2019	11,452,339
4,300,000	Carmel, IN Redevel. District COP[1]	6.500	07/15/2035	4,625,424
1,475,000	East Chicago, IN Solid Waste Disposal (USG Corp.)	5.500	09/01/2028	1,454,616
5,805,000	East Chicago, IN Solid Waste Disposal (USG Corp.)	6.375	08/01/2029	5,807,844
25,000	Fort Wayne, IN Pollution Control (General Motors Corp.)[2]	6.200	10/15/2025	—
600,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2030	624,276
1,000,000	Hammond, IN Local Public Improvement District[1]	6.750	08/15/2035	1,047,160
1,675,000	IN Finance Authority (BHI Senior Living)[1]	5.500	11/15/2031	1,872,583
2,850,000	IN Finance Authority (BHI Senior Living)[1]	5.750	11/15/2041	3,224,319
11,505,000	IN Finance Authority (Marian University)[1]	6.375	09/15/2041	12,787,923
925,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000	07/01/2039	1,134,670
7,360,000	IN Health Facility Financing Authority (Methodist Hospitals)[1]	5.500	09/15/2031	7,369,789
550,000	Indianapolis, IN Pollution Control (General Motors Corp.)[2]	5.625	04/01/2011	6
30,000	North Manchester, IN (Estelle Peabody Memorial Home)[2]	6.500	07/01/2015	10,124
17,505,000	North Manchester, IN (Estelle Peabody Memorial Home)[2]	7.250	07/01/2033	5,907,237
6,820,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500	07/01/2022	7,057,063

21 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Indiana Continued
$230,000	St. Joseph County, IN Economic Devel. (Holy Cross Village Notre Dame)[1]	5.550%		05/15/2019	$230,278
5,065,000	Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)	6.250		01/01/2024	3,139,540
20,575,000	Wabash County, IN Economic Devel. (North Manchester Ethanol)	9.250		07/01/2020	16,134,092
4,500,000	Wabash County, IN Economic Devel. (North Manchester Ethanol)	14.000		07/01/2020	3,604,500

					89,782,163
Iowa—1.2%
5,475,000	Dickinson County, IA Hsg. (Spirit Lake)[1]	5.875		12/01/2036	5,519,950
250,000	IA Finance Authority (Amity Fellowserve)[1]	5.900		10/01/2016	266,363
740,000	IA Finance Authority (Amity Fellowserve)[1]	6.000		10/01/2028	740,451
940,000	IA Finance Authority (Amity Fellowserve)[1]	6.375		10/01/2026	987,902
2,190,000	IA Finance Authority (Amity Fellowserve)[1]	6.500		10/01/2036	2,280,338
1,160,000	IA Finance Authority (Boys & Girls Home and Family Services)[2]	5.900		12/01/2028	577,703
1,935,000	IA Finance Authority (Fore Windsor Pointe Apartments)	5.450		06/01/2035	1,962,129
1,000,000	IA Finance Authority Senior Hsg. (Bethany Manor)[1]	5.550		11/01/2041	1,005,070
1,140,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375		06/01/2025	968,122
34,000,000	IA Tobacco Settlement Authority[1]	5.500		06/01/2042	33,023,520
360,990,000	IA Tobacco Settlement Authority	7.125	[3]	06/01/2046	11,165,421
30,000,000	IA Tobacco Settlement Authority (TASC)[1]	5.625		06/01/2046	29,424,300

					87,921,269
Kansas—0.1%
55,000	KS Devel. Finance Authority (VS/VSCF/JGCCF Obligated Group)[1]	5.500		11/15/2015	55,064
815,000	Lenexa, KS Multifamily Hsg. (Meadows Apartments)[1]	7.950		10/15/2035	790,941
4,172,712	Olathe, KS Tax Increment (Gateway)[4]	5.000		03/01/2026	2,170,144
2,408,332	Olathe, KS Transportation Devel. District (Gateway)[4]	5.000		12/01/2028	965,139

					3,981,288
Kentucky—0.3%
2,240,000	Kuttawa, KY (1st Mtg.-GF/Kentucky)[1]	6.750		03/01/2029	2,242,016
14,000,000	KY EDFA (Baptist Healthcare System)[5]	5.375		08/15/2024	16,417,800
1,250,000	KY EDFA (Masonic Home Independent Living II)[1]	7.250		05/15/2041	1,452,738
1,000,000	KY EDFA (Masonic Home Independent Living II)[1]	7.375		05/15/2046	1,171,360

					21,283,914
Louisiana—1.3%
20,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600		11/01/2022	20,075
1,200,000	Juban Park, LA Community Devel. District Special Assessment[2]	5.150		10/01/2014	396,408
3,465,000	LA CDA (Eunice Student Hsg. Foundation)	7.375		09/01/2033	3,149,650

22 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Louisiana Continued
$11,415,000	LA HFA (La Chateau)[1]	7.250%		09/01/2039	$12,221,698
855,000	LA Local Government EF&CD Authority (Cypress Apartments)[1]	8.000		04/20/2028	842,534
405,000	LA Local Government EF&CD Authority (Sharlo Apartments)	8.000		06/20/2028	263,234
5,350,000	LA Public Facilities Authority (Progressive Healthcare)	6.375		10/01/2028	5,199,023
65,120,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.875		05/15/2039	65,478,811
7,400,000	Lakeshore Villages, LA Master Community Devel. District[4]	5.250		07/01/2017	2,962,886
60,000	New Orleans, LA Sewage Service[1]	5.400		06/01/2017	60,181

					90,594,500
Maine—0.3%
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750		07/01/2041	2,425,780
5,000	North Berwick, ME (Hussey Seating Company)[1]	7.000		12/01/2013	5,014
4,800,000	Rumford, ME Pollution Control (Boise Cascade Corp.)[1]	6.625		07/01/2020	4,824,384
12,265,000	Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)[1]	6.875		10/01/2026	12,327,306

					19,582,484
Maryland—0.2%
6,704,000	Brunswick, MD Special Obligation (Brunswick Crossing)[1]	5.500		07/01/2036	6,415,929
5,135,000	MD EDC Student Hsg. (Bowie State University)[1]	6.000		06/01/2023	5,137,516
600,000	MD H&HEFA (King Farm Presbyterian Community)[1]	5.300		01/01/2037	583,248
925,000	MD H&HEFA (Washington Christian Academy)[2,9]	5.500		07/01/2038	323,769
2,250,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[2]	5.250		01/01/2037	852,503

					13,312,965
Massachusetts—1.8%
635,000	MA Devel. Finance Agency (Eastern Nazarene College)[1]	5.625		04/01/2019	636,956
2,630,000	MA Devel. Finance Agency (Eastern Nazarene College)[1]	5.625		04/01/2029	2,638,285
6,905,000	MA Devel. Finance Agency (Lasell College)[1]	6.000		07/01/2041	7,645,837
1,600,702	MA Devel. Finance Agency (Linden Ponds)	0.965	[3]	11/15/2056	10,981
321,825	MA Devel. Finance Agency (Linden Ponds)[1]	5.500		11/15/2046	257,985
685,000	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2018	692,336
6,062,305	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2046	5,441,464
262,697	MA Devel. Finance Agency (Northern Berkshire Healthcare)	3.184	[3]	02/15/2043	26,254
366,872	MA Devel. Finance Agency (Northern Berkshire Healthcare)	6.000		02/15/2043	314,299
448,200	MA Devel. Finance Agency (Northern Berkshire Healthcare)	35.007	[3]	02/15/2043	4
200,000	MA Devel. Finance Agency (Regis College)[1]	5.250		10/01/2018	200,098

23 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Massachusetts Continued
$1,000,000	MA Devel. Finance Agency (VOA Concord)[1]	5.200%	11/01/2041	$979,910
17,505,000	MA Educational Financing Authority, Series H5	6.350	01/01/2030	19,475,946
35,000	MA H&EFA (Holyoke Hospital)[1]	6.500	07/01/2015	35,002
50,080,000	MA HFA, Series A5	5.250	07/01/2025	50,297,703
9,980,000	MA HFA, Series A5	5.300	06/01/2049	10,422,875
17,790,000	MA HFA, Series C5	5.350	12/01/2042	19,249,136
8,015,000	MA HFA, Series C5	5.400	12/01/2049	8,313,141
50,000	MA Port Authority (Delta Air Lines)	5.000	01/01/2027	50,000

				126,688,212
Michigan—3.8%
2,900,000	Detroit, MI City School District[1]	5.000	05/01/2028	3,297,010
1,720,000	Detroit, MI City School District[1]	5.000	05/01/2031	1,952,596
10,100,000	Detroit, MI City School District[5]	6.000	05/01/2029	12,410,981
100,000	Detroit, MI GO	5.000	04/01/2014	98,982
5,850,000	Detroit, MI GO	5.000	04/01/2021	5,347,017
225,000	Detroit, MI GO	5.250	04/01/2014	223,403
2,600,000	Detroit, MI GO	5.250	04/01/2016	2,534,818
350,000	Detroit, MI GO	5.250	04/01/2017	337,978
1,000,000	Detroit, MI GO	5.250	04/01/2020	939,120
2,260,000	Detroit, MI GO	5.250	04/01/2020	2,122,411
2,210,000	Detroit, MI GO	5.250	04/01/2021	2,053,886
1,330,000	Detroit, MI GO	5.250	04/01/2022	1,227,191
100,000	Detroit, MI GO	5.250	04/01/2023	91,301
10,000,000	Detroit, MI GO1	5.250	11/01/2035	11,052,200
40,000	Detroit, MI GO	5.375	04/01/2015	39,854
2,715,000	Detroit, MI Local Devel. Finance Authority[1]	6.700	05/01/2021	2,715,652
1,725,000	Detroit, MI Local Devel. Finance Authority[1]	6.850	05/01/2021	1,725,328
345,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2018	343,358
10,800,000	Detroit, MI Water and Sewerage Dept.[1]	5.000	07/01/2032	11,816,820
23,500,000	Detroit, MI Water and Sewerage Dept.[1]	5.250	07/01/2039	25,687,850
720,000	East Lansing, MI Economic Corp. (Burcham Hills)	5.250	07/01/2037	720,101
500,000	Kalamazoo, MI EDC (Heritage Community)	5.500	05/15/2036	497,400
435,000	Macomb, MI Public Academy	6.750	05/01/2037	435,874
1,400,000	MI Finance Authority (Old Redford Public School Academy)[1]	5.900	12/01/2030	1,475,054
1,400,000	MI Finance Authority (Old Redford Public School Academy)[1]	6.500	12/01/2040	1,508,276
35,000,000	MI Finance Authority (Trinity Health Corp.)[5]	5.000	12/01/2039	38,987,200
13,320,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[5]	5.000	08/01/2035	14,246,939
2,900,000	MI Hospital Finance Authority (Oakwood Obligated Group)[1]	5.000	07/15/2037	3,049,553
2,810,000	MI Hsg. Devel. Authority (Waverly Lansing)[1]	5.500	02/20/2043	2,937,715
840,000	MI Public Educational Facilities Authority (American Montessori)	6.500	12/01/2037	850,534

24 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Michigan Continued
$1,400,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000%		12/01/2035	$1,426,362
1,345,500	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	1,363,610
3,500,000	MI Strategic Fund Solid Waste (Genesee Power Station)	7.500		01/01/2021	3,499,650
429,990,000	MI Tobacco Settlement Finance Authority	7.294	[3]	06/01/2052	7,202,333
3,048,780,000	MI Tobacco Settlement Finance Authority	8.877	[3]	06/01/2058	20,335,363
1,625,000	Pontiac, MI City School District[1]	4.500		05/01/2020	1,465,685
1,500,000	Star International Academy, MI (Public School Academy)[1]	5.000		03/01/2033	1,548,975
52,930,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[5]	5.000		12/01/2029	56,417,287
10,000,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[5]	5.000		12/01/2034	10,755,678
14,120,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)	6.000		12/01/2029	12,999,154

					267,740,499
Minnesota—0.7%
3,000,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.700		07/01/2042	2,387,280
1,510,000	Eveleth, MN Multifamily (Manor House Woodland)	5.500		10/01/2025	1,359,936
2,830,000	Eveleth, MN Multifamily (Manor House Woodland)	5.700		10/01/2036	2,426,499
1,000,000	Falcon Heights, MN (Kaleidoscope Charter School)	6.000		11/01/2037	1,031,550
525,000	International Falls, MN Pollution Control (Boise Cascade Corp.)[1]	5.500		04/01/2023	524,990
6,370,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)[1]	6.850		12/01/2029	6,402,360
14,680,000	Lamberton, MN Solid Waste (Highwater Ethanol)	8.500		12/01/2022	11,159,589
730,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.400		04/01/2028	702,479
5,340,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.500		04/01/2042	4,989,055
500,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.500		02/01/2022	486,430
1,000,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.700		02/01/2029	932,000
900,000	New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic Home North Ridge)[1]	5.900		03/01/2019	901,179
2,100,000	Northwest MN Multi-County Hsg. and Redevel. Authority	5.450		07/01/2041	2,020,935
500,000	Pine City, MN Health Care & Hsg. (North Branch)[1]	6.125		10/20/2047	505,665
3,700,000	Richfield, MN Senior Hsg. (Richfield Senior Hsg.)	6.625		12/01/2039	3,679,095
830,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.375		08/01/2021	854,983
790,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.625		02/01/2031	802,221
1,625,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)[1]	7.000		09/15/2037	1,625,016
1,794,659	St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)[1]	5.630		10/01/2033	1,847,565

25 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Minnesota Continued
$2,953,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[1]	6.250%	03/01/2029	$3,050,715
400,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	5.750	09/01/2026	410,936
650,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	6.000	09/01/2036	668,889
2,305,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)[1]	5.500	09/01/2043	2,369,194
705,000	St. Paul, MN Port Authority (Great Northern)[1]	6.000	03/01/2030	717,965
517,014	St. Paul, MN Port Authority Parking Revenue (4th Parking Ramp)[2]	8.000	12/01/2027	114,301
1,030,000	Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)[1]	6.000	02/01/2019	923,199

				52,894,026
Mississippi—0.2%
175,000	Jackson, MS Hsg. Authority (Elton Park Apartments)[1]	5.400	04/01/2039	175,207
2,670,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750	12/01/2024	2,947,627
3,885,000	MS Business Finance Corp. (Intrinergy Wiggins)	8.000	01/01/2023	3,692,848
1,395,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.250	10/01/2027	1,530,455
1,755,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.375	10/01/2028	1,934,730
16,410,000	Stonebridge, MS Public Improvement District Special Assessment[2]	7.500	10/01/2042	4,105,782
175,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	175,747

				14,562,396
Missouri—1.3%
250,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.500	03/01/2020	252,853
400,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.625	03/01/2025	398,428
500,000	Branson Hills, MO Infrastructure Facilities	5.000	04/01/2016	459,160
500,000	Branson Hills, MO Infrastructure Facilities	5.000	04/01/2017	445,860
730,000	Branson Hills, MO Infrastructure Facilities	5.500	04/01/2022	583,562
750,000	Branson Hills, MO Infrastructure Facilities	5.500	04/01/2027	539,678
4,900,000	Branson, MO Commerce Park Community Improvement District	5.750	06/01/2026	3,602,872
2,485,000	Branson, MO IDA (Branson Hills Redevel.)	5.750	05/01/2026	2,442,631
13,000,000	Branson, MO IDA (Branson Hills Redevel.)	7.050	05/01/2027	13,085,670
1,460,000	Branson, MO IDA (Branson Landing)	5.250	06/01/2021	1,420,595
2,470,000	Branson, MO IDA (Branson Landing)	5.500	06/01/2029	2,321,726
23,200,000	Branson, MO IDA (Branson Shoppe Redevel.)[1]	5.950	11/01/2029	23,103,488
570,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)	6.125	12/01/2036	480,008
1,215,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500	04/01/2021	1,135,648
1,100,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625	04/01/2027	1,032,746
1,250,000	Jennings, MO Tax Increment & Community Improvement (Northland Redevel. Area)[1]	5.000	11/01/2023	1,255,913
500,000	Kansas City, MO IDA (Plaza Library)[1]	5.900	03/01/2024	505,890

26 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Missouri Continued
$1,281,000	Kansas City, MO IDA (West Paseo)[1]	6.750%		07/01/2036	$1,296,769
1,400,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)[1]	6.500		06/01/2025	1,454,432
1,400,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.500		03/01/2021	1,406,118
750,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.750		03/01/2029	731,685
2,800,000	Lees Summit, MO Tax (Summit Fair Community Improvement District)[1]	6.000		05/01/2042	2,828,644
2,365,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875		10/01/2029	2,395,556
3,020,000	MO Dardenne Town Square Transportation Devel. District	5.000		05/01/2026	1,651,910
3,825,000	MO Dardenne Town Square Transportation Devel. District	5.000		05/01/2036	1,923,287
2,405,000	MO Enright Arlington Community Improvement District[2]	5.400		03/01/2026	2,093,384
1,600,000	MO Good Shepard Nursing Home District[1]	5.900		08/15/2023	1,600,848
230,000	MO Grindstone Plaza Transportation Devel. District	5.250		10/01/2021	205,107
400,000	MO Grindstone Plaza Transportation Devel. District	5.400		10/01/2026	335,640
115,000	MO Grindstone Plaza Transportation Devel. District	5.550		10/01/2036	87,246
3,915,000	MO HDC (Mansion Apartments Phase II)	6.170		04/01/2032	3,841,985
748,000	Northwoods, MO Transportation Devel. District	5.850		02/01/2031	688,287
2,000,000	St. Joseph, MO IDA (Shoppes at North Village)[1]	5.500		11/01/2027	2,010,280
4,580,000	St. Louis, MO IDA (Railway Exchange Building Redevel.)[1]	8.000		04/01/2033	4,584,397
2,442,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000		08/21/2026	1,490,524
2,034,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500		05/29/2028	1,343,599
1,660,000	St. Louis, MO Tax Increment (Printers Lofts)[4]	6.000		08/21/2026	1,013,214
3,043,000	St. Louis, MO Tax Increment (Security Building Redevel.)	6.300		04/01/2027	1,393,085
2,386,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500		01/20/2028	2,166,011
1,510,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500		01/20/2028	996,796
1,108,000	St. Louis, MO Tax Increment Financing, Series A	5.500		09/02/2028	676,334
1,865,000	Stone Canyon, MO Improvement District (Infrastructure)[2]	5.700		04/01/2022	1,119,280
975,000	Stone Canyon, MO Improvement District (Infrastructure)[2]	5.750		04/01/2027	487,646
1,805,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.500		10/01/2029	1,960,356

					94,849,148
Montana—0.1%
5,935,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[1]	0.000	[6]	09/01/2031	5,129,739
1,125,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.000		05/15/2025	1,176,019
1,650,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.125		05/15/2036	1,707,734

					8,013,492

27 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Multi States—0.1%
$8,000,000	Munimae TE Bond Subsidiary[1]	5.900%	11/29/2049	$6,319,680
Nebraska—0.6%
1,080,000	Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)[1]	6.625	12/01/2021	641,034
20,000,000	Douglas County, NE Hospital Authority (Methodist Health System)[5]	5.750	11/01/2048	22,414,077
1,250,000	Mead Village, NE Tax Increment (Mead Biofuels)[2]	5.750	01/01/2022	578,325
2,400,000	NE Educational Facilities Authority (Midland Lutheran College)[1]	5.600	09/15/2029	2,139,696
6,960,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)[1]	8.750	10/01/2020	7,516,104
45,745,000	Saunders County, NE Individual Devel. (Mead Biofuels)[2]	7.000	12/01/2026	9,105,085

				42,394,321
Nevada—0.1%
1,000,000	Clark County, NV Improvement District[1]	5.000	02/01/2026	867,280
770,000	Clark County, NV Improvement District[1]	5.050	02/01/2031	630,977
120,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.400	08/01/2020	103,480
470,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.500	08/01/2025	358,535
1,780,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.150	08/01/2037	1,764,300

				3,724,572
New Hampshire—0.1%
1,780,000	NH Business Finance Authority (Air Cargo at Pease)[4]	6.750	04/01/2024	929,783
1,485,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875	10/01/2039	1,652,137
4,620,000	NH H&EFA (Franklin Pierce College)[1]	6.050	10/01/2034	4,638,988
515,000	NH HE&HFA (Franklin Pierce College)[1]	5.300	10/01/2028	505,411

				7,726,319
New Jersey—6.6%
25,935,000	NJ EDA (Continental Airlines)[1]	7.000	11/15/2030	26,033,034
16,920,000	NJ EDA (Continental Airlines)[1]	7.200	11/15/2030	16,984,296
16,500,000	NJ EDA (Continental Airlines)[1]	9.000	06/01/2033	16,994,670
865,164	NJ EDA (Empowerment Zone-Cumberland)[2]	7.750	03/01/2021	8,401
7,490,000	NJ EDA (Engel Burman at Woodcliff Lake)[1]	8.000	05/01/2044	8,294,201
7,505,000	NJ EDA (Engel Burman at Woodcliff Lake)[1]	8.000	05/01/2044	8,310,812
7,505,000	NJ EDA (Engel Burman at Woodcliff Lake)[1]	8.000	05/01/2044	8,310,812
11,000,000	NJ EDA (GMT Realty)	6.875	01/01/2037	11,203,170
10,360,000	NJ EDA (School Facilities)[5]	5.000	09/01/2024	12,323,525
2,040,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250	07/01/2014	2,043,509
8,450,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250	07/01/2027	8,453,718
160,440,000	NJ Tobacco Settlement Financing Corp.	4.750	06/01/2034	141,329,992

28 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
New Jersey Continued
$96,125,000	NJ Tobacco Settlement Financing Corp.[5]	5.000%		06/01/2029	$91,814,945
30,000	NJ Tobacco Settlement Financing Corp.	5.000		06/01/2029	28,657
115,435,000	NJ Tobacco Settlement Financing Corp.	5.000		06/01/2041	103,142,327
10,000,000	NJ Transportation Trust Fund Authority[5]	5.000		12/15/2023	12,391,972
2,000,000	NJ Transportation Trust Fund Authority[1]	6.000		06/15/2035	2,446,680
210,000	Weehawken Township, NJ GO1	6.000		08/01/2021	239,761
210,000	Weehawken Township, NJ GO1	6.000		08/01/2022	236,622
260,000	Weehawken Township, NJ GO1	6.000		08/01/2023	290,186
260,000	Weehawken Township, NJ GO1	6.000		08/01/2024	288,296
235,000	Weehawken Township, NJ GO1	6.000		08/01/2025	259,186

					471,428,772
New Mexico—0.3%
262,000	Dona Ana County, NM Multifamily (Montana Meadows Apartments)[1]	8.500		12/01/2015	262,168
4,475,000	Eldorado, NM Area Water and Sanitation District[1]	6.000		02/01/2025	4,484,084
3,500,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	6.250		06/01/2040	3,972,360
775,000	Mariposa East, NM Public Improvement District[2]	5.500		09/01/2016	668,182
500,000	Mariposa East, NM Public Improvement District[2]	5.750		09/01/2021	427,620
875,000	Montecito Estates, NM Public Improvement District[1]	7.000		10/01/2037	904,024
2,750,000	NM Hospital Equipment Loan Council (Gerald Champion Memorial Hospital)[1]	5.500		07/01/2042	2,846,883
163,000	NM Regional Hsg. Authority (Wildewood Apartments)[1]	8.750		12/01/2020	163,085
1,925,000	NM Trails Public Improvement District	7.750		10/01/2038	1,974,665
4,625,000	Saltillo, NM Improvement District[1]	7.625		10/01/2037	4,721,339
1,000,000	Ventana West, NM Public Improvement District Special Levy[1]	6.875		08/01/2033	1,012,330

					21,436,740
New York—9.2%
3,000,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000		05/01/2035	449,700
1,680,000	Dutchess County, NY IDA (St. Francis Hospital)	7.500		03/01/2029	1,719,430
17,700,000	Erie County, NY Tobacco Asset Securitization Corp.	6.656	[3]	06/01/2055	201,603
75,000	Huntington, NY Hsg. Authority (GJSR)[1]	6.000		05/01/2029	75,074
1,250,000	Huntington, NY Hsg. Authority (GJSR)[1]	6.000		05/01/2039	1,250,975
14,060,000	Islip, NY IDA (Engel Burman at Sayville)[1]	6.500		11/01/2045	14,220,846
9,345,000	Islip, NY IDA (Engel Burman at Sayville)[10]	6.500		11/01/2045	9,451,907
5,705,000	Islip, NY IDA (Engel Burman at Sayville)[10]	6.500		11/01/2045	5,770,265
1,000,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2030	1,163,230
1,000,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.500		01/01/2027	607,390
6,500,000	Niagara, NY Area Devel. Corp. (Covanta Energy)[1]	5.250		11/01/2042	6,765,200
412,100,000	NY Counties Tobacco Trust V	7.151	[3]	06/01/2060	2,245,945
500,000,000	NY Counties Tobacco Trust V	7.836	[3]	06/01/2060	2,725,000

29 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$37,380,000	NY Liberty Devel. Corp. (Bank of America Tower)[5,11]	5.125%		01/15/2044	$42,072,258
2,300,000	NY MTA, Series A1	5.000		11/15/2026	2,755,262
2,500,000	NY MTA, Series A1	5.000		11/15/2027	2,970,700
2,340,000	NY MTA, Series A1	5.000		11/15/2028	2,764,289
3,375,000	NY MTA, Series A1	5.000		11/15/2029	3,958,065
8,320,000	NY MTA, Series D1	5.000		11/15/2025	10,021,107
8,765,000	NY/NJ Port Authority Austin Trust Inverse Certificates	9.196	[12]	04/01/2036	9,830,999
31,835,000	NYC IDA (American Airlines)[2]	6.900		08/01/2024	35,654,882
8,870,000	NYC IDA (American Airlines)	7.500		08/01/2016	9,470,322
59,000,000	NYC IDA (American Airlines)	7.625		08/01/2025	67,433,460
44,500,000	NYC IDA (American Airlines)	7.750		08/01/2031	51,180,340
7,200,000	NYC IDA (American Airlines)	8.000		08/01/2028	8,336,088
2,995,000	NYC IDA (American Airlines)	8.500		08/01/2028	3,309,385
19,550,000	NYC IDA (British Airways)[1]	7.625		12/01/2032	19,940,609
5,500,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.650		10/01/2028	4,734,070
5,045,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.750		10/01/2036	4,186,492
8,630,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	6.200		10/01/2022	8,174,336
4,835,000	NYC IDA (JFK International Airport)	8.000		08/01/2012	4,834,807
5,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2044	5,610,750
10,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2044	11,286,700
10,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2045	11,342,400
17,810,000	NYC Municipal Water Finance Authority[5]	5.000		06/15/2047	20,294,139
12,955,000	NYC Municipal Water Finance Authority[5]	5.750		06/15/2040	15,365,268
14,575,000	NYC Transitional Finance Authority[5]	5.000		02/01/2031	17,032,896
18,130,000	NYC Transitional Finance Authority[5]	5.000		02/01/2035	20,884,854
25,000,000	NYC Transitional Finance Authority (Building Aid)[5]	5.250		07/15/2037	29,114,000
2,200,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.000		05/01/2041	2,434,256
6,000,000	NYS DA (Personal Income Tax)[1]	5.000		12/15/2029	7,199,220
22,200,000	NYS DA (St. Mary’s Hospital for Children)	7.875		11/15/2041	24,183,570
10,640,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		03/15/2028	12,665,856
75,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		03/15/2035	80,333
31,750,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750		11/15/2051	37,719,635
200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	200,774
3,600,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	3,599,856
25,000,000	Port Authority NY/NJ, 166th Series[5]	5.250		07/15/2036	29,456,250
11,480,000	Port Authority NY/NJ, 177th Series[1]	5.000		07/15/2026	13,607,359
7,530,000	Westchester County, NY IDA (EBC White Plains)[1]	8.000		11/01/2043	8,374,565
7,530,000	Westchester County, NY IDA (EBC White Plains)[1]	8.000		11/01/2043	8,374,565
7,530,000	Westchester County, NY IDA (EBC White Plains)[1]	8.000		11/01/2043	8,374,565
9,795,000	Westchester County, NY IDA (Engel Burman at Armonk)[1]	6.500		11/01/2045	9,913,520

30 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$9,640,000	Westchester County, NY IDA (Engel Burman at Armonk)[10]	6.500%		11/01/2045	$9,756,644
9,640,000	Westchester County, NY IDA (Engel Burman at Armonk)[10]	6.500	[7]	11/01/2045	9,756,644
2,600,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-C	6.200		03/01/2020	2,602,860

					657,505,515
North Carolina—0.4%
12,005,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)	7.750		02/01/2028	12,040,895
1,570,000	Durham, NC Hsg. Authority (JFK Towers)[1]	5.000		12/01/2047	1,596,345
4,380,000	Gaston, NC IFPCFA (National Gypsum)	5.750		08/01/2035	4,105,724
1,500,000	NC Medical Care Commission (AHACHC)[1]	5.800		10/01/2034	1,577,430
1,650,000	NC Medical Care Commission (Whitestone)[1]	7.750		03/01/2031	1,912,631
4,725,000	NC Medical Care Commission (Whitestone)[1]	7.750		03/01/2041	5,426,332

					26,659,357
North Dakota—0.1%
500,000	Burleigh County, ND Nursing Home (Baptist Home)	6.200		07/01/2032	509,225
1,000,000	Cando, ND Nursing Facility (Towner County Medical Center)[1]	7.125		08/01/2022	1,000,670
65,000	Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)[1]	7.000		11/01/2015	64,831
2,590,000	Richland County, ND Hsg. (Birchwood Properties)	6.750		05/01/2029	2,527,037

					4,101,763
Ohio—8.6%
12,000,000	Allen County, OH Hospital Facilities (Catholic Healthcare Partners)[1]	5.000		05/01/2042	13,345,440
9,950,000	Allen County, OH Hospital Facilities (Catholic Healthcare)[5]	5.000		06/01/2038	10,947,967
25,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.750		06/01/2034	21,928,750
11,245,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2030	10,087,552
211,285,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2047	188,776,809
12,927,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.000		06/01/2042	11,728,409
47,055,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.250		06/01/2037	43,953,134
69,380,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.500		06/01/2047	67,432,503
2,347,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.504	[3]	06/01/2052	31,473,270
1,280,000	Butler County, OH Hsg. (Anthony Wayne Apartments)	6.500		09/01/2030	988,595
4,495,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000		11/01/2038	4,696,331
19,805,000	Cleveland, OH Airport (Continental Airlines)[1]	5.700		12/01/2019	19,805,198

31 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Ohio Continued
$4,500,000	Cleveland-Cuyahoga County, OH Port Authority (St. Clarence)[1]	6.250%	05/01/2038	$4,506,885
500,000	Columbus-Franklin County, OH Finance Authority, Series A1	6.000	05/15/2035	525,250
10,135,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500	01/01/2030	10,154,358
32,500,000	Gallia County, OH Hospital Facilities (Holzer/HHlthS/HMCG/HMCJ Obligated Group)	8.000	07/01/2042	36,844,925
7,500,000	Grove City, OH Tax Increment Financing[1]	5.375	12/01/2031	7,595,850
1,450,000	Hancock County, OH Hospital (BVRHC/BVHF Obligated Group)[1]	6.250	12/01/2034	1,716,887
4,200,000	Hickory Chase, OH Community Authority Infrastructure Improvement[2]	7.000	12/01/2038	1,889,832
125,000	Lake County, OH Hospital Facilities (Lake Hospital System)[1]	5.750	08/15/2038	138,886
665,000	Lorain County, OH Port Authority (Alumalloy LLC)[1]	6.000	11/15/2025	648,136
10,000,000	Montgomery County, OH (Miami Valley Hospital)[5]	5.750	11/15/2023	12,309,100
10,910,000	OH Air Quality Devel. Authority (Fostoria Ethanol)	8.500	02/01/2020	8,073,073
11,190,000	OH Air Quality Devel. Authority (Marion Ethanol)	8.500	02/01/2020	8,282,502
50,000	OH Environmental Facilities (Ford Motor Company)[1]	5.750	04/01/2035	51,928
8,030,000	OH Higher Education Facility Commission (Ashland University)[1]	6.250	09/01/2024	8,654,734
2,050,000	OH Port Authority of Columbiana Solid Waste (A&L Salvage)[2]	14.500	07/01/2028	—
16,320,000	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[9]	7.250	08/01/2034	12,516,461
14,000,000	OH Solid Waste Disposal (General Motors Corp.)[2]	6.300	12/01/2032	140
14,515,000	OH Solid Waste Disposal (USG Corp.)	5.600	08/01/2032	14,454,327
32,720,000	OH Solid Waste Disposal (USG Corp.)	5.650	03/01/2033	32,716,728
6,640,000	OH Solid Waste Disposal (USG Corp.)	6.050	08/01/2034	6,641,461
10,000,000	OH State University[5]	5.000	06/01/2038	11,620,500
2,215,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[4]	6.300	02/15/2024	1,336,332
2,500,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[4]	6.400	02/15/2034	1,508,500
4,100,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)[1]	5.750	12/01/2032	4,525,539
1,955,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400	11/01/2036	1,016,541
3,415,000	Warren County, OH Port Authority (Corridor 75 Park)	7.500	12/01/2034	3,537,086

				616,429,919
Oklahoma—0.1%
1,700,000	Ardmore, OK Devel. Authority (Airpark Increment District)	5.750	11/01/2022	1,739,678
1,500,000	Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)	6.625	10/01/2037	1,509,285

32 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Oklahoma Continued
$4,960,000	Grady County, OK Criminal Justice Authority[1]	7.000%	11/01/2041	$5,057,514
100,000	OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities (Ralston Purina Group)[1]	6.500	09/01/2026	100,264

				8,406,741
Oregon—0.1%
10,000	Lane County, OR Hsg. Authority & Community Services (Firewood)[1]	6.600	11/01/2015	10,060
795,000	OR Facilities Authority (Concordia University)[1]	6.125	09/01/2030	868,673
2,225,000	OR Facilities Authority (Student Housing-Ashland)[1]	5.000	07/01/2044	2,478,294
15,000	OR GO (Elderly & Disabled Hsg.)[1]	5.300	08/01/2032	15,019
1,300,000	Salem, OR Hospital Finance Authority (Capital Manor)[1]	6.000	05/15/2042	1,413,308
1,300,000	Salem, OR Hospital Finance Authority (Capital Manor)[1]	6.000	05/15/2047	1,413,308
370,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000	01/01/2021	375,176

				6,573,838
Pennsylvania—1.3%
1,500,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2031	1,502,565
1,295,000	Luzerne County, PA IDA[1]	7.500	12/15/2019	1,350,258
500,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	527,195
9,138,655	Northampton County, PA IDA (Northampton Generating)[1,13]	5.000	12/01/2023	8,345,328
24,937,498	PA EDFA (Bionol Clearfield)[2]	8.500	07/15/2015	2,474,049
5,000,000	PA EDFA (National Gypsum Company)	6.250	11/01/2027	4,999,850
16,000,000	PA EDFA (USG Corp.)	6.000	06/01/2031	16,064,960
11,500,000	PA Geisinger Authority Health System, Series A5	5.250	06/01/2039	12,777,190
2,105,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	2,107,526
3,500,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2021	3,502,975
4,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	4,716,120
4,000,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)[1]	5.500	06/15/2032	4,062,800
6,505,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)[1]	5.750	06/15/2042	6,633,994
1,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)[1]	6.125	03/15/2043	1,515,915
1,165,000	Philadelphia, PA Authority for Industrial Devel1 (Green Woods Charter School)[1]	5.500	06/15/2022	1,202,024
2,000,000	Philadelphia, PA GO1	6.000	08/01/2036	2,356,260
2,000,000	Philadelphia, PA GO1	6.500	08/01/2041	2,433,460
3,350,000	Philadelphia, PA H&HEFA (Temple University Health System)[1]	5.625	07/01/2036	3,671,232
4,500,000	Philadelphia, PA H&HEFA (Temple University Health System)[1]	5.625	07/01/2042	4,894,245

33 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Pennsylvania Continued
$6,000,000	York, PA GO1	7.250%		11/15/2041	$7,026,900

					92,164,846
Rhode Island—1.5%
45,000,000	Central Falls, RI Detention Facility	7.250		07/15/2035	39,155,400
45,000	RI Health & Educational Building Corp. (Roger Williams General Hospital)[1]	5.500		07/01/2018	44,998
20,000	RI Health & Educational Building Corp. (Roger Williams Medical Center)[1]	5.500		07/01/2028	19,011
10,755,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[5]	5.200		10/01/2047	11,163,455
52,090,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[3]	06/01/2052	608,932
28,225,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250		06/01/2042	28,895,626
42,825,000	RI Tobacco Settlement Financing Corp. (TASC)	7.868	[3]	06/01/2052	421,398
25,605,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125		06/01/2032	25,858,490

					106,167,310
South Carolina—0.6%
1,375,000	Allendale County, SC School District Energy Savings Special Obligation[1]	8.500		12/01/2018	1,454,461
15,000	Georgetown County, SC Environmental Improvement (International Paper Company)[1]	6.250		09/01/2023	15,064
6,943,000	Hardeeville, SC Assessment Revenue (Anderson Tract Municipal Improvement District)	7.750		11/01/2039	6,635,981
800,000	Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)	5.250		11/01/2026	749,392
2,000,000	Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)	5.300		11/01/2035	1,819,400
15,911,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)	6.200		11/01/2036	15,174,480
200,000	SC Connector 2000 Assoc. Toll Road, Series B	6.300	[3]	01/01/2026	7,996
7,620,000	SC Connector 2000 Assoc. Toll Road, Series B	6.453	[3]	01/01/2020	304,648
8,500,000	SC Connector 2000 Assoc. Toll Road, Series B	6.621	[3]	01/01/2024	339,830
1,400,000	SC Jobs-EDA (Palmetto Health)[1]	5.750		08/01/2039	1,568,350
10,000,000	SC Public Service Authority[5]	5.000		12/01/2036	11,402,200

					39,471,802
South Dakota—0.0%
1,000,000	Lower Brule, SD Sioux Tribe, Series B1	5.500		05/01/2019	868,290
1,425,000	Turner County, SD Tax Increment[1]	5.000		12/15/2026	1,337,705

					2,205,995
Tennessee—0.4%
1,760,000	Johnson City, TN H&EFB (Mountain States Health Alliance)[1]	5.500		07/01/2036	1,862,203
8,890,000	Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/VH Obligated Group)[2]	5.750		04/01/2042	5,333,200
215,000	Memphis-Shelby County, TN Airport Authority (Express Airlines)[4]	6.125		12/01/2016	206,159

34 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Tennessee Continued
$7,870,000	Metropolitan Knoxville, TN Airport Authority (Northwest Airlines)	8.000%	04/01/2032	$7,897,545
470,000	Shelby County, TN HE&HF (Lapaloma Apartments)	7.750	12/01/2029	455,082
9,000,000	Shelby County, TN HE&HFB (Trezevant Manor)[1]	5.500	09/01/2047	8,835,750
6,575,000	Shelby County, TN HE&HFB (Trezevant Manor)	8.000	09/01/2044	6,661,396

				31,251,335
Texas—13.8%
230,000	Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)	7.750	12/01/2028	221,154
1,130,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)[2]	8.500	06/01/2031	338,740
965,000	Bexar County, TX HFC (Doral Club)[1]	8.750	10/01/2036	742,182
200,000	Bexar County, TX HFC (Honey Creek LLC)[2]	8.000	04/01/2030	87,982
100,000	Bexar County, TX HFC (Honey Creek LLC)[2]	9.000	04/01/2030	19,740
1,460,000	Bexar County, TX HFC (Perrin Square)[2]	9.750	11/20/2031	145,825
41,315,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	5.000	03/01/2041	2,995,751
13,500,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	5.400	05/01/2029	978,885
2,345,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.300	07/01/2032	175,898
11,420,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750	10/01/2038	856,614
10,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	7.700	03/01/2032	800,100
26,120,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	7.700	04/01/2033	2,220,200
16,325,000	Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)[1]	7.000	11/01/2039	19,746,394
190,000	Cass County, TX IDC (International Paper Company)[1]	6.600	03/15/2024	190,866
6,880,000	Central TX Regional Mobility Authority[1]	6.250	01/01/2046	8,147,709
750,000	Clifton, TX Higher Education Finance Corp. (Idea Public Schools)[1]	5.750	08/15/2041	854,280
305,000	Dallas-Fort Worth, TX International Airport Facility (American Airlines)[2]	8.250	11/01/2036	335,494
22,100,000	Dallas-Fort Worth, TX International Airport Facility Improvement Corp.	9.000	05/01/2029	24,752,221
40,945,000	Dallas-Fort Worth, TX International Airport Facility Improvement Corp.	9.125	05/01/2029	45,551,313
2,115,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)	6.250	02/15/2036	2,117,327
125,000	Decatur, TX Hospital Authority (Wise Regional Health System)[1]	5.625	09/01/2013	126,616
22,750,000	Donna, TX GO1	6.250	02/15/2037	21,961,940
11,238,709	Gulf Coast, TX IDA (Microgy Holdings)[2]	7.000	12/01/2036	103,509
20,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	20,036

35 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Texas Continued
$3,225,000	Harris County, TX Cultural Education Facilities Finance Corp. (Space Center Houston)[1]	7.000%	08/15/2028	$3,582,040
2,750,000	HFDC of Central TX (Legacy at Willow Bend Retirement Community)[1]	5.750	11/01/2036	2,867,480
2,000,000	HFDC of Central TX (Lutheran Social Services of the South)	6.875	02/15/2032	2,023,580
7,980,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.700	07/15/2029	8,000,110
7,290,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.700	07/15/2029	7,308,371
12,740,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125	07/15/2017	12,756,817
20,245,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125	07/15/2027	20,324,563
18,755,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125	07/15/2027	18,828,707
100,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	7.000	07/01/2029	100,463
3,520,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	7.375	07/01/2022	3,534,502
2,000,000	Houston, TX Airport System[1]	5.000	07/01/2024	2,331,960
1,210,000	Houston, TX Airport System[1]	5.000	07/01/2025	1,398,845
555,000	Houston, TX Airport System[1]	5.000	07/01/2026	637,701
815,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	1,018,122
500,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2036	540,335
750,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2041	807,150
3,090,000	Houston, TX Independent School Distric (Schoolhouse)[1]	5.000	02/15/2028	3,794,829
5,255,000	Houston, TX Independent School District (Schoolhouse)[1]	5.000	02/15/2025	6,624,506
3,000,000	Houston, TX Independent School District (Schoolhouse)[1]	5.000	02/15/2027	3,710,520
10,000,000	La Vernia, TX Higher Education Finance Corp.[1]	7.125	02/15/2038	11,533,300
1,800,000	Maverick County, TX GO COP	8.750	03/01/2034	1,809,090
6,110,000	Maverick County, TX GO COP	8.750	03/01/2034	6,140,856
580,000	Midlothian, TX Devel. Authority Tax Increment[1]	5.125	11/15/2026	585,400
720,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	7.250	08/15/2021	781,344
3,855,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	8.250	08/15/2031	4,286,028
8,605,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	8.500	08/15/2041	9,639,923
1,630,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)[1]	6.000	08/15/2042	1,710,375

36 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Texas Continued
$1,600,000	North Central TX HFC (Village Kaufman Apartments)[1]	6.150%		01/01/2043	$1,651,872
38,000,000	North Central TX HFDC (Children’s Medical Center)[5]	5.750		08/15/2039	44,483,560
55,610,000	North TX Tollway Authority[5]	5.500		09/01/2041	66,223,687
16,000,000	North TX Tollway Authority[1]	5.750		01/01/2048	18,626,720
5,920,000	North TX Tollway Authority[1]	5.750		01/01/2048	6,891,886
2,130,000	Sabine Neches, TX HFC (Fox Run Apartments)[1]	6.150		01/01/2043	2,184,400
3,305,282	Sabine Neches, TX HFC (Single Family Mtg.)[5]	5.430	[7]	12/01/2039	3,652,294
4,100,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)	6.150		08/01/2022	307,541
1,800,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)	6.450		06/01/2021	135,018
10,000,000	San Jacinto, TX Community College District[5]	5.125		02/15/2038	11,334,000
27,085,000	Sanger, TX Industrial Devel. Corp. (Texas Pellets)[1]	7.500		07/01/2038	28,805,439
5,315,000	Springhill, TX Courtland Heights Public Facility Corp.	5.850		12/01/2028	3,578,164
14,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[5]	5.750		11/15/2024	16,709,980
34,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[5]	6.250		11/15/2029	40,581,380
3,810,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community)[1]	5.750		11/15/2037	3,965,486
200,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (WPM/GPM Obligated Group)[1]	5.750		09/20/2038	201,736
13,500,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center)[5]	5.000		12/01/2033	15,178,725
27,525,000	Travis County, TX HFDC (Longhorn Village)	7.125		01/01/2046	29,652,683
1,600,000	Travis County, TX HFDC (Querencia Barton Creek)[1]	5.650		11/15/2035	1,652,064
2,495,000	Trinity, TX River Authority (TXU Energy Company)	6.250		05/01/2028	187,150
20,300,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750		10/01/2037	20,849,115
6,170,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[2]	8.000		03/01/2032	307,821
34,600,000	TX Angelina & Neches River Authority (Aspen Power)[2]	6.500		11/01/2029	25,675,622
250,000	TX Angelina & Neches River Authority Waste Disposal (Temple-Inland)[1]	6.950		05/01/2023	256,290
50,000	TX GO1	5.400		08/01/2032	50,084
6,000,000	TX GO (College Student Loan)[1]	5.000		08/01/2036	6,798,540
276,760,000	TX Municipal Gas Acquisition & Supply Corp.[5]	6.250		12/15/2026	348,755,669
1,000,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250		12/15/2026	1,260,140
1,600,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250		09/01/2036	1,648,000
635,000	TX Student Hsg. Corp. (University of North Texas)[1]	6.750		07/01/2021	530,149
200,000	TX Student Hsg. Corp. (University of North Texas)[1]	6.850		07/01/2031	156,004
2,110,000	Vintage Township, TX Public Facilities Corp.[1]	7.375		10/01/2038	2,174,397

37 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Texas Continued
$85,000	Vintage Township, TX Public Facilities Corp.[1]	7.375%	10/01/2038	$87,594
2,920,000	Wise County, TX (Parket County Junior College District)[1]	7.500	08/15/2025	3,458,185
4,615,000	Wise County, TX (Parket County Junior College District)[1]	7.750	08/15/2028	5,514,094

				983,693,182
U.S. Possessions—8.7%
11,700,000	Guam Government Business Privilege[1]	5.125	01/01/2042	13,078,143
1,500,000	Guam Government Department of Education COP (John F. Kennedy High School)[1]	6.625	12/01/2030	1,659,465
2,200,000	Guam Government Department of Education COP (John F. Kennedy High School)[1]	6.875	12/01/2040	2,455,816
200,000	Northern Mariana Islands Commonwealth, Series A1	6.750	10/01/2033	200,136
28,915,000	Northern Mariana Islands Commonwealth, Series B	5.000	10/01/2033	23,625,579
18,950,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.000	07/01/2033	18,035,284
33,280,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250	07/01/2042	32,098,893
12,750,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.750	07/01/2037	12,907,335
3,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000	07/01/2038	3,063,060
53,365,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000	07/01/2047	54,778,639
1,500,000	Puerto Rico Commonwealth GO1	5.000	07/01/2041	1,429,170
5,165,000	Puerto Rico Commonwealth GO1	5.250	07/01/2037	5,126,159
3,255,000	Puerto Rico Commonwealth GO1	5.500	07/01/2026	3,356,393
94,305,000	Puerto Rico Commonwealth GO	5.500	07/01/2039	95,550,769
11,540,000	Puerto Rico Commonwealth GO	5.750	07/01/2036	11,891,278
4,500,000	Puerto Rico Commonwealth GO1	5.750	07/01/2041	4,616,010
4,650,000	Puerto Rico Commonwealth GO1	6.500	07/01/2037	5,007,027
10,000,000	Puerto Rico Commonwealth GO1	6.500	07/01/2040	10,907,500
3,000,000	Puerto Rico Commonwealth GO1	6.500	07/01/2040	3,272,250
4,430,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2026	4,552,135
215,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2023	214,903
3,700,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2035	3,697,299
6,415,000	Puerto Rico Highway & Transportation Authority[1]	5.300	07/01/2035	6,431,551
6,940,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2019	6,981,709
350,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2021	352,226
9,000,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2022	9,054,090
605,000	Puerto Rico Highway & Transportation Authority, Series H1	5.450	07/01/2035	611,564
500,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	499,995
3,000,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.000	07/01/2033	3,333,810
35,600,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2042	34,945,672
12,000,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2022	12,439,440
5,825,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2041	6,062,660
29,410,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	29,306,771
9,560,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.250	08/01/2027	10,306,540
37,610,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.250	08/01/2057	39,118,892

38 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$16,820,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500%		08/01/2042	$17,723,739
679,925,000	Puerto Rico Sales Tax Financing Corp., Series A	6.019	[3]	08/01/2054	58,901,903
25,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1[1]	5.250		08/01/2043	26,147,250
15,890,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250		08/01/2041	16,564,531
17,000,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.750		08/01/2057	18,446,360
10,175,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2039	11,218,853

					619,970,799
Utah—0.3%
1,000,000	UT Charter School Finance Authority (Endeavor Hall)	5.500		07/15/2022	1,002,770
1,750,000	UT Charter School Finance Authority (Endeavor Hall)	6.000		07/15/2032	1,741,915
3,870,000	UT Charter School Finance Authority (Endeavor Hall)	6.250		07/15/2042	3,874,915
6,550,000	UT Charter School Finance Authority (Hawthorn Academy)[1]	8.250		07/15/2046	7,515,143
750,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)[1]	6.300		07/15/2032	797,055
1,640,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)[1]	6.550		07/15/2042	1,744,780
1,595,000	UT HFA (RHA Community Service of Utah)[1]	6.875		07/01/2027	1,597,169
1,315,000	Utah County, UT Charter School (Lincoln Academy)[1]	5.875		06/15/2037	1,329,018
825,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625		07/15/2037	829,670
4,400,000	West Valley City, UT Sewer (East Hollywood High School)	5.625		06/15/2037	4,018,564

					24,450,999
Vermont—0.0%
280,000	Burlington, VT Electric[1]	5.500		07/01/2029	319,158
315,000	Burlington, VT Electric[1]	5.625		07/01/2030	359,903
460,000	Burlington, VT Electric[1]	5.750		07/01/2031	526,810
1,756,459	VT Educational & Health Buildings Financing Agency (Marlboro College)[1]	2.779		04/01/2019	1,725,440

					2,931,311
Virginia—1.1%
1,875,000	Celebrate, VA North Community Devel. Authority Special Assessment	6.750		03/01/2034	1,218,788
14,400,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.125		03/01/2036	8,545,104
9,200,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.450		03/01/2036	5,452,656
3,206,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.800		03/01/2036	1,878,460
4,000,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050		03/01/2027	1,700,600
3,000,000	New Port, VA CDA	5.600		09/01/2036	1,954,200
2,050,000	Norfolk, VA EDA, Series A	6.000		11/01/2036	1,615,892

39 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Virginia Continued
$410,000	Norfolk, VA Redevel. & Hsg. Authority (First Mtg.-Retirement Community)	6.125%		01/01/2035	$411,431
21,446,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450		09/01/2037	23,145,167
20,000	Prince William County, VA IDA (Westminster Presbyterian Retirement Community)[1]	5.125		01/01/2026	16,312
5,100,000	VA Celebrate South CDA Special Assessment[2]	6.250		03/01/2037	3,053,727
3,400,000	VA H2O Community Devel. Authority	5.200		09/01/2037	2,047,208
11,770,000	VA Small Business Financing Authority (Hampton Roads Proton)	9.000		07/01/2039	12,668,640
253,700,000	VA Tobacco Settlement Authority	7.441	[3]	06/01/2047	6,616,496
6,000,000	VA Tobacco Settlement Financing Corp.[1]	5.200		06/01/2046	5,258,640
2,500,000	West Point, VA IDA Solid Waste (Chesapeake Corp.)[2]	6.375		03/01/2019	25

					75,583,346
Washington—2.9%
1,500,000	Grant County, WA Public Hospital District No. 3 (Columbia Basin Hospital)[1]	5.500		12/01/2036	1,601,835
750,000	Greater Wenatchee, WA Regional Events Center[1]	5.000		09/01/2027	805,193
1,000,000	Greater Wenatchee, WA Regional Events Center[1]	5.250		09/01/2032	1,072,760
2,150,000	Greater Wenatchee, WA Regional Events Center[1]	5.500		09/01/2042	2,304,671
25,000	King County, WA Hsg. Authority (Cascadian Apartments)[1]	6.800		07/01/2019	25,141
10,000	King County, WA Hsg. Authority (Kona Village)[1]	6.700		01/01/2020	10,011
120,000	King County, WA Hsg. Authority (Southwood Square Apartments)[1]	6.100		10/01/2021	120,446
725,000	King County, WA Hsg. Authority (Southwood Square Apartments)[1]	6.200		10/01/2031	725,239
1,680,000	Kitsap County, WA Consolidated Hsg. Authority[1]	5.500		06/01/2027	1,610,028
2,350,000	Kitsap County, WA Consolidated Hsg. Authority[1]	5.600		06/01/2037	2,280,393
50,000	Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)[1]	6.100		10/01/2031	50,008
36,900,000	Port of Seattle, WA5	5.000		10/01/2032	40,405,648
2,030,000	Seattle, WA Hsg. Authority (Newholly Phase II)[1]	7.000		01/01/2032	2,050,097
2,260,000	Snohomish County, WA Hsg. Authority (Westwood Crossing Apartments)[1]	5.250		05/01/2037	2,133,508
100,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.100		09/01/2015	99,624
1,675,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.600		09/01/2025	1,649,976
1,250,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.750		09/01/2030	1,220,438
4,274,358	Tacoma, WA Consolidated Local Improvements District No. 65	5.750		04/01/2043	4,276,367
1,500,000	Tes Properties, WA5	5.500		12/01/2029	1,710,285
12,000,000	Tes Properties, WA5	5.625		12/01/2038	13,593,840
8,270,000	WA GO (Motor Vehicle Fuel Tax)[1]	5.000		07/01/2023	10,599,742

40 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Washington Continued
$8,595,000	WA GO (Motor Vehicle Fuel Tax)[1]	5.000%		07/01/2025	$10,799,360
18,075,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.375		10/01/2036	21,868,943
19,500,000	WA Health Care Facilities Authority (Peacehealth)[5]	5.000		11/01/2018	23,197,590
17,410,000	WA Health Care Facilities Authority (Peacehealth)[5]	5.000		11/01/2028	18,997,310
15,000,000	WA Health Care Facilities Authority (Seattle Childrens Hospital)[5]	5.625		10/01/2038	17,536,050
10,860,000	WA Kalispel Tribe Indians Priority District[1]	6.750		01/01/2038	10,504,661
14,285,000	WA Tobacco Settlement Authority (TASC)[1]	6.625		06/01/2032	14,570,414

					205,819,578
West Virginia—0.5%
3,000,000	Brooke County, WV (Bethany College)[1]	6.500		10/01/2031	3,480,390
4,500,000	Brooke County, WV (Bethany College)[1]	6.750		10/01/2037	5,276,025
13,435,000	Harrison County, WV Tax Increment (Charles Pointe)	7.000		06/01/2028	12,138,254
1,840,000	Harrison County, WV Tax Increment (Charles Pointe)[1]	7.000		06/01/2035	1,938,403
13,710,000	Harrison County, WV Tax Increment (Charles Pointe)	7.000		06/01/2035	11,770,446
3,045,000	WV Hospital Finance Authority (UTD Health System)[1]	5.500		06/01/2039	3,410,674

					38,014,192
Wisconsin—0.7%
3,970,000	Necedah, WI Community Devel. Authority Exempt Facility (Castle Rock Renewable Fuels)	7.500		03/01/2018	2,200,214
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[2]	7.000		01/01/2026	785,943
1,800,000	Sokaogon, WI Chippewa Community (Gaming)[2]	8.250		01/01/2017	808,398
3,000,000	WI H&EFA (AE Nursing Centers)	7.250		06/01/2038	3,253,110
10,000,000	WI H&EFA (AHCG/SVH/SVE Obligated Group)[5]	5.000		11/15/2033	11,362,300
750,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2035	861,930
2,015,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2039	2,305,704
1,000,000	WI H&EFA (Eastcastle Place)	6.125		12/01/2034	644,580
7,335,000	WI H&EFA (Wellington Homes)	6.750		09/01/2037	7,663,608
2,385,000	WI H&EFA (Wisconsin Illinois Senior Hsg.)	5.800		08/01/2029	2,394,230
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.210	[3]	10/01/2042	799,900
4,657,500	WI Public Finance Authority (Las Ventanas Retirement Community)	7.000		10/01/2042	4,583,027
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.094	[3]	10/01/2042	20
1,155,000	WI Public Finance Authority (Roseman University Health Sciences)[1]	5.000		04/01/2022	1,205,624
2,000,000	WI Public Finance Authority (Roseman University Health Sciences)[1]	5.500		04/01/2032	2,081,380
3,000,000	WI Public Finance Authority (Roseman University Health Sciences)[1]	5.750		04/01/2042	3,133,830

41 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Wisconsin Continued
$660,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.000%	07/01/2031	$730,745
1,325,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	5.750	07/15/2032	1,374,727
845,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	6.000	07/15/2042	870,815
5,875,000	WI Public Finance Authority Educational Facility (Horizon Academy West Charter School)[1]	6.000	09/01/2045	5,987,918

				53,048,003

Total Municipal Bonds and Notes (Cost $9,013,402,485)				8,417,948,972
Corporate Bonds and Notes—0.1%
8,217,643	Delta Air Lines, Inc., Sr. Unsec. Nts.[14] (Cost $8,135,468)	8.000	12/01/2015	8,225,253

Shares
Common Stocks—0.1%
1,111	Converted Organics, Inc.[14,15]			2
7,679	Delta Air Lines, Inc. [14,15]			131,618
59,830	General Motors Co. [14,15]			1,845,157
15,021	Motors Liquidation Co. GUC Trust			458,892

Total Common Stocks (Cost $9,860,298)				2,435,669

Units		Strike Price	Expiration
Rights, Warrants, and Certificates—0.0%
54,392	General Motors Co. Wts.[14,15]	$10.000	07/10/2016	1,166,164
54,392	General Motors Co. Wts.[14,15]	18.330	07/10/2019	766,383

Total Rights, Warrants, and Certificates (Cost $7,679,687)				1,932,547
Total Investments, at Value (Cost $9,039,077,938)-118.2%				8,430,542,441
Liabilities in Excess of Other Assets-(18.2)				(1,297,619,695)

Net Assets-100.0%				$7,132,922,746

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	Zero coupon bond reflects effective yield on the date of purchase.
4.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.
5.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
6.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
7.	Represents the current interest rate for a variable or increasing rate security.
8.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,823,840 or 0.04% of the Fund’s net assets as of April 30, 2013.
9.	Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.
10.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2013. See accompanying Notes.
11.	Restricted security. The aggregate value of restricted securities as of April 30, 2013 was $42,072,258, which represents 0.59% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

42 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation
NY Liberty Devel. Corp. (Bank of America Tower)	7/23/10-3/4/11	$37,405,855	$42,072,258	$4,666,403

12.	Represents the current interest rate for an inverse floating rate security. See accompanying Notes.
13.	Interest or dividend is paid-in-kind, when applicable.
14.	Received as a result of a corporate action.
15.	Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:

ABH	Adventist Bolingbrook Hospital
ACMC	Advocate Condell Medical Center
AE	American Eagle
AGH	Adventist Glenoaks Hospital
AH&HC	Advocate Health & Hospitals Corp.
AHACHC	ARC/HDS Alamance County Housing Corp.
AHCG	Ascension Health Credit Group
AHCN	Advocate Health Care Network
AHSGA	Adventist Health System-Georgia
ANSHN	Advocate North Side Health Network
ARC	Assoc. of Retarded Citizens
AUS	Allegheny United Hospital
BHI	Baptist Homes of Indiana
BVHF	Blanchard Valley Health Foundation
BVRHC	Blanchard Valley Regional Health Center
CAB	Capital Appreciation Bond
CDA	Communities Devel. Authority
CDHA	Central Dupage Hospital Association
CDHS	Central Dupage Health System
CFGH	Central Florida Group Homes
CLC	Christian Living Communities
CLCSF	Christian Living Communities Stewardship Fund
CMH	Copley Memorial Hospital
COP	Certificates of Participation
CSAHS	The Sisters of Charity of St. Augustine Health System
DA	Dormitory Authority
DRIVERS	Derivative Inverse Tax Exempt Receipts
EBC	Engel Berman Corp.
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
GJSR	Gurwin Jewish Senior Residences
GO	General Obligation
GPM	Greenbriar Prime Management
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HDS	Housing Devel. Services
HE&HF	Higher Educational and Housing Facilities
HE&HFA	Higher Education and Health Facilities Authority
HE&HFB	Health Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HHlthS	Holzer Health Systems

43 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

HMCG	Holzer Medical Center-Gallipolis
HMCJ	Holzer Medical Center-Jackson
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
IDC	Industrial Devel. Corp.
IFPCFA	Industrial Facilities and Pollution Control Financing Authority
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
JGCCF	Jewish Geriatric & Convalescent Center Foundation
KGC	Kuakini Geriatric Care
KHS	Kuakini Health System
KMC	Kuakini Medical Center
KSS	Kuakini Support Services
LH&S	Luthern Home & Services
LH&SFTA	Luthern Home & Services for the Aged
LHFTA	Luthern Home for the Aged
L.I.	Long Island
LIFERS	Long Inverse Floating Exempt Receipts
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MCP	Medical College Of Pennsylvania
MTA	Metropolitan Transportation Authority
NH	Northgate Housing
NTH	North Terrace Housing
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PHC	Piedmont Healthcare
PHF	Piedmont Hospital Foundation
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
RHA	Resource Healthcare of America
RITES	Residual Interest Tax Exempt Security
ROLs	Residual Option Longs
RUMC	Rush University Medical Center
Res Rec	Resource Recovery Facility
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SVE	St. Vincent’s East
SVH	Saint Vincent’s Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TYW	The YMCA of Wichita
UHHS	University Hospitals Health System
VH	Village Housing
VOA	Volunteers of America
VS	Village Shalom
VSCF	Village Shalom Charitable Foundation
WPM	Westchester Prime Management

Notes to Statement of Investments

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

44 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse

45 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Sub-Adviser monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2013, the Fund’s maximum exposure under such agreements is estimated at $1,002,475,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2013, municipal bond holdings with a value of $2,357,381,973 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $1,355,145,000 in short-term floating rate securities issued and outstanding at that date.

46 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

At April 30, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$2,490,000	Allen County, OH Hospital Facilities (Catholic Healthcare Partners) LIFERS	17.740%	6/1/38	$3,487,967
2,440,000	CA GO ROLs[3]	13.655	12/1/36	2,598,649
77,555,000	CA Golden State Tobacco Securitization Corp. ROLs[3]	7.957	6/1/47	71,600,327
3,855,000	CA Health Facilities Financing Authority ROLs[3]	20.819	7/1/39	6,640,315
5,550,000	CA Health Facilities Financing Authority ROLs[3]	9.315	11/15/42	6,693,633
12,000,000	CA Health Facilities Financing Authority ROLs[3]	9.826	11/15/46	14,655,120
5,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium) RITES	9.290	5/15/40	6,264,300
3,750,000	CA Health Facilities Financing Authority (SJHS/SJHCN Obligated Group) ROLs	20.753	7/1/39	6,459,450
2,615,000	Cerritos, CA Community College District DRIVERS	18.507	8/1/33	4,290,378
16,250,000	Chicago, IL GO ROLs[3]	9.856	1/1/33	19,168,500
11,000,000	Desert, CA Community College District[3]	13.538	8/1/37	13,841,960
2,525,000	Detroit, MI City School District ROLs[3]	21.863	5/1/29	4,835,981
5,000,000	District of Columbia GO ROLs[3]	9.269	4/1/43	5,639,200
2,500,000	District of Columbia GO ROLs[3]	9.269	4/1/35	3,049,600
9,265,000	District of Columbia GO ROLs[3]	9.267	4/1/43	10,449,067
4,675,000	Douglas County, NE Hospital Authority ROLs[3]	21.882	11/1/48	7,089,077
7,280,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	17.453	6/15/29	11,178,367
3,465,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	18.333	6/15/37	5,275,705
680,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	18.494	6/15/29	1,067,022
5,000,000	Grossmont, CA Union High School District ROLs[3]	15.239	8/1/45	7,717,550
11,750,000	Highlands County, FL Health Facilities Authority ROLs[3]	9.709	11/15/36	14,341,110
5,000,000	IL Finance Authority (Advocate Health Care) DRIVERS	19.510	4/1/44	8,097,400
4,345,000	IL Finance Authority (Advocate Health Care) DRIVERS	18.999	4/1/44	6,907,290
2,750,000	IL Finance Authority (Advocate Health Care) DRIVERS	19.004	4/1/44	4,372,170
2,500,000	IL Finance Authority (Advocate Health Care) DRIVERS	19.004	4/1/44	3,974,700
2,200,000	IL Finance Authority (Advocate Health Care) DRIVERS	19.004	4/1/44	3,497,736
1,250,000	IL Finance Authority (AH&HC/ANSHN/ACMC/AHCN Obligated Group)	19.004	4/1/44	1,987,350
3,125,000	IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS	19.510	11/1/39	5,069,000
1,250,000	IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS	19.004	11/1/39	1,973,500
10,000,000	IL Metropolitan Pier & Exposition Authority ROLs[3]	10.353	6/15/50	14,804,000
3,500,000	KY EDFA (Baptist Healthcare System) ROLs[3]	19.209	8/15/24	5,917,800
8,500,000	Lakeland, FL Energy System DRIVERS	9.678	10/1/36	13,148,480
7,985,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	18.914	5/15/30	12,306,163
1,250,000	Los Angeles, CA Dept. of Water & Power DRIVERS	17.468	7/1/34	1,956,450
6,740,000	Los Angeles, CA Unified School District DRIVERS	17.435	7/1/30	8,887,297
2,750,000	Los Angeles, CA Unified School District ROLs[3]	17.238	7/1/32	4,179,010
1,835,000	Los Angeles, CA Unified School District ROLs[3]	17.665	1/1/34	2,927,632
2,640,000	Los Angeles, CA Unified School District ROLs[3]	17.672	1/1/34	4,211,962
2,190,000	Los Angeles, CA Unified School District ROLs[3]	17.678	1/1/34	3,494,014
7,500,000	Los Angeles, CA Unified School District ROLs[3]	17.748	7/1/32	11,345,700
5,780,000	MA Educational Financing Authority ROLs[3]	18.014	1/1/30	7,360,946
3,750,000	MA HFA ROLs[3]	12.746	6/1/49	4,192,875
3,010,000	MA HFA ROLs[3]	13.022	12/1/49	3,308,141

47 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

8,895,000	MA HFA ROLs[3]	10.009	12/1/42	10,354,136
16,695,000	MA HFA ROLs[3]	13.597	7/1/25	16,912,703
9,775,000	Metropolitan Washington D.C. Airport Authority ROLs[3]	13.534	10/1/32	12,562,830
4,035,000	Metropolitan Washington D.C. Airport Authority, Series B DRIVERS	13.175	10/1/34	4,626,813
2,500,000	MI Finance Authority (Trinity Health) LIFERS	17.760	12/1/39	3,639,200
12,500,000	MI Finance Authority ROLs[3]	9.389	12/1/33	15,348,000
6,660,000	MI Hospital Finance Authority (McLaren Health Care Corp.) DRIVERS	9.133	8/1/35	7,586,939
5,000,000	Miami-Dade County, FL Aviation ROLs[3]	13.378	10/1/40	6,466,550
4,245,000	Miami-Dade County, FL Building Better Communities LIFERS	17.690	7/1/41	6,263,625
2,500,000	Miami-Dade County, FL School Board ROLs[3]	18.492	2/1/27	3,760,900
2,500,000	Miami-Dade County, FL School Board ROLs[3]	17.478	2/1/27	3,629,200
12,500,000	Miami-Dade County, FL School Board ROLs[3]	18.999	2/1/34	18,156,500
2,500,000	Montgomery County, OH (Miami Valley Hospital) DRIVERS	20.521	11/15/23	4,809,100
2,885,000	Newport Beach, CA GO ROLs[3]	17.681	12/1/24	3,651,371
3,420,000	NJ EDA ROLs[3]	13.155	9/1/24	5,383,525
60,560,000	NJ Tobacco Settlement Financing Corp. ROLs[3]	6.231	6/1/29	56,249,945
3,300,000	NJ Transportation Trust Fund Authority ROLs[3]	13.159	12/15/23	5,691,972
9,500,000	North Central TX HFDC (Children’s Medical Center) DRIVERS	20.521	8/15/39	15,983,560
13,905,000	North TX Tollway Authority ROLs[3]	10.363	9/1/41	24,518,687
18,695,000	NY Liberty Devel. Corp. ROLs[3]	9.590	1/15/44	23,387,258
3,240,000	NYC Municipal Water Finance Authority ROLs[3]	21.112	6/15/40	5,650,268
8,905,000	NYC Municipal Water Finance Authority ROLs[3]	9.369	6/15/47	11,389,139
6,250,000	NYC Transitional Finance Authority (Building Aid) ROLs[3]	19.062	7/15/37	10,364,000
7,290,000	NYC Transitional Finance Authority ROLs[3]	9.396	2/1/30	9,747,896
9,065,000	NYC Transitional Finance Authority ROLs[3]	9.399	2/1/35	11,819,854
2,500,000	OH State University ROLs[3]	17.988	6/1/38	4,120,500
2,875,000	PA Geisinger Authority Health System, Series A DRIVERS	18.499	6/1/39	4,152,190
7,720,000	Peralta, CA Community College District DRIVERS	9.150	8/1/35	8,193,082
3,100,000	Pima County, AZ IDA ROLs[3]	19.299	7/1/39	4,336,156
6,250,000	Port Authority NY/NJ, 166th Series DRIVERS	18.499	7/15/36	10,706,250
11,070,000	Port of Seattle, WA Special Facilities ROLs[3]	14.835	10/1/32	14,575,648
3,670,000	Puerto Rico Sales Tax Financing Corp. DRIVERS	14.086	8/1/57	4,111,318
4,250,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	20.759	8/1/57	5,696,360
8,875,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	14.451	8/1/57	9,942,574
2,705,000	RI Hsg. & Mtg. Finance Corp. ROLs[3]	18.601	10/1/47	3,113,455
972,000	Sabine Neches, TX HFC (Single Family Mtg.) ROLs	16.106	12/1/39	1,192,294
9,335,000	San Francisco, CA Bay Area Toll Authority ROLs[3]	14.324	4/1/47	13,297,987
2,500,000	San Jacinto, TX Community College District ROLs[3]	17.745	2/15/38	3,834,000
2,500,000	SC Public Service Authority (Santee Cooper) ROLs	17.689	12/1/36	3,902,200
3,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	20.279	11/15/24	6,209,980
8,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	22.307	11/15/29	15,081,380

48 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

6,750,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center) DRIVERS	9.193	12/1/33	8,428,725
375,000	Tes Properties, WA DRIVERS	19.509	12/1/29	585,285
3,000,000	Tes Properties, WA DRIVERS	20.015	12/1/38	4,593,840
92,305,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	14.608	12/15/26	164,305,669
4,355,000	WA Health Care Facilities Authority (Peacehealth) DRIVERS	17.088	11/1/28	5,942,310
5,000,000	WA Health Care Facilities Authority (Seattle Childrens Hospital/Seattle Childrens Healthcare System Obligated Group)	15.236	10/1/38	7,536,050
4,875,000	WA Health Care Facilities Authority ROLs[3]	17.328	11/1/18	8,572,590
5,670,000	Wayne County, MI Airport Authority ROLs[3]	13.531	12/1/29	6,790,279
3,645,000	Wayne County, MI Airport Authority ROLs[3]	13.532	12/1/29	4,365,179
8,335,000	Wayne County, MI Airport Authority ROLs[3]	13.536	12/1/29	9,981,829
3,335,000	Wayne County, MI Airport Authority ROLs[3]	13.532	12/1/34	4,090,678
5,000,000	WI H&EFA ROLs[3]	9.319	11/15/33	6,362,300

				$1,002,236,973

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 35% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $1,355,145,000 as of April 30, 2013.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$34,330,000

49 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2013 is as follows:

Cost	$679,139,960
Market Value	$302,591,832
Market Value as a % of Net Assets	4.24%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of April 30, 2013, securities with an aggregate market value of $14,995,329, representing 0.21% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $625,441 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

50 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

51 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

The table below categorizes amounts as of April 30, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$8,736,615	$979,132	$9,715,747
Alaska	—	15,686,928	—	15,686,928
Arizona	—	131,284,599	—	131,284,599
Arkansas	—	4,079,083	—	4,079,083
California	—	1,285,490,263	—	1,285,490,263
Colorado	—	283,337,157	6,741,300	290,078,457
Connecticut	—	5,605,655	—	5,605,655
Delaware	—	6,733,186	—	6,733,186
District of Columbia	—	236,638,904	—	236,638,904
Florida	—	810,293,210	4,120,759	814,413,969
Georgia	—	94,416,893	—	94,416,893
Hawaii	—	9,322,382	—	9,322,382
Idaho	—	1,848,613	—	1,848,613
Illinois	—	473,947,702	—	473,947,702
Indiana	—	83,864,802	5,917,361	89,782,163
Iowa	—	87,921,269	—	87,921,269
Kansas	—	3,981,288	—	3,981,288
Kentucky	—	21,283,914	—	21,283,914
Louisiana	—	90,594,500	—	90,594,500
Maine	—	19,582,484	—	19,582,484
Maryland	—	12,989,196	323,769	13,312,965
Massachusetts	—	126,688,212	—	126,688,212
Michigan	—	267,740,499	—	267,740,499
Minnesota	—	52,894,026	—	52,894,026
Mississippi	—	14,562,396	—	14,562,396
Missouri	—	94,849,148	—	94,849,148
Montana	—	8,013,492	—	8,013,492
Multi States	—	6,319,680	—	6,319,680
Nebraska	—	42,394,321	—	42,394,321
Nevada	—	3,724,572	—	3,724,572
New Hampshire	—	7,726,319	—	7,726,319
New Jersey	—	471,428,772	—	471,428,772
New Mexico	—	21,436,740	—	21,436,740
New York	—	657,055,815	449,700	657,505,515
North Carolina	—	26,659,357	—	26,659,357
North Dakota	—	4,101,763	—	4,101,763
Ohio	—	616,429,919	—	616,429,919
Oklahoma	—	8,406,741	—	8,406,741
Oregon	—	6,573,838	—	6,573,838
Pennsylvania	—	92,164,846	—	92,164,846
Rhode Island	—	106,167,310	—	106,167,310
South Carolina	—	39,471,802	—	39,471,802
South Dakota	—	2,205,995	—	2,205,995
Tennessee	—	31,251,335	—	31,251,335
Texas	—	983,246,720	446,462	983,693,182
U.S. Possessions	—	619,970,799	—	619,970,799
Utah	—	24,450,999	—	24,450,999
Vermont	—	2,931,311	—	2,931,311
Virginia	—	75,583,346	—	75,583,346

52 | Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Washington	—	205,819,578	—	205,819,578
West Virginia	—	38,014,192	—	38,014,192
Wisconsin	—	53,048,003	—	53,048,003
Corporate Bonds and Notes	—	8,225,253	—	8,225,253
Common Stocks	2,435,669	—	—	2,435,669
Rights, Warrants, and Certificates	1,932,547	—	—	1,932,547

Total Assets	$4,368,216	$8,407,195,742	$18,978,483	$8,430,542,441

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$(1,407,780)	$1,407,780	$—
Colorado	—	(7,109,047)	7,109,047	—
Florida	—	(5,592,627)	5,592,627	—
Indiana	11,642,927	(5,959,971)	5,959,971	(11,642,927)
Maryland	—	(370,000)	370,000	—
New York	—	(674,970)	674,970	—
Texas	—	(446,648)	446,648	—

Total Assets	$11,642,927	$(21,561,043)	$21,561,043	$(11,642,927)

*	Transferred from Level 3 to Level 2 due to the availability of market data for this security.
**	Transferred from Level 2 to Level 3 because of the lack of observable market data.

Restricted Securities

As of April 30, 2013, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$7,619,748,887 [1]

Gross unrealized appreciation	$861,727,460
Gross unrealized depreciation	(1,525,800,001)

Net unrealized depreciation	$(664,072,541)

1. The Federal tax cost of securities does not include cost of $1,474,866,095, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

53 | Oppenheimer Rochester National Municipals

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	6/11/2013